Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 28, 2013	Jun. 30, 2012
Document Information
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	SBTB
Entity Registrant Name	SBT BANCORP, INC.
Entity Central Index Key	0001354174
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		888,310
Entity Public Float			$ 15,855,670

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 12,372	$ 19,217
Interest-bearing deposits with the Federal Reserve Bank and Federal Home Loan Bank	19,276	65,293
Money market mutual funds	358	5,346
Federal funds sold	2,094	2,024
Cash and cash equivalents	34,100	91,880
Interest-bearing time deposits with other banks	3,789	4,728
Investments in available-for-sale securities	91,820	56,859
Federal Home Loan Bank stock, at cost	589	660
Loans	235,884	216,553
Less allowance for loan losses	2,594	2,469
Loans, net	233,290	214,084
Premises and equipment, net	824	679
Accrued interest receivable	1,019	964
Other real estate owned	213
Bank owned life insurance	6,520	4,172
Other assets	2,855	3,013
Total assets	375,019	377,039
Deposits:
Demand deposits	92,670	103,778
Savings and NOW deposits	175,268	164,318
Time deposits	72,471	76,681
Total deposits	340,409	344,777
Securities sold under agreements to repurchase	3,569	3,548
Other liabilities	1,604	1,271
Total liabilities	345,582	349,596
Stockholders' equity:
Common stock, no par value; authorized 2,000,000 shares; issued and outstanding 888,724 shares and 888,310 shares, respectively, in 2012 and 876,808 shares and 876,394 shares, respectively, in 2011	9,901	9,620
Retained earnings	9,819	8,360
Treasury stock, 414 shares at December 31, 2012 and 2011	(7)	(7)
Unearned compensation restricted stock awards	(368)	(199)
Accumulated other comprehensive income	1,128	717
Total stockholders' equity	29,437	27,443
Total liabilities and stockholders' equity	375,019	377,039
Series C Preferred stock, senior non-cumulative perpetual
Stockholders' equity:
Preferred stock, senior non-cumulative perpetual, Series C, no par; 9,000 shares issued and outstanding at December 31, 2012 and 2011; liquidation value of $1,000 per share	$ 8,964	$ 8,952

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value
Common stock, authorized	2,000,000	2,000,000
Common stock, issued	888,724	876,808
Common stock, outstanding	888,310	876,394
Treasury stock, shares	414	414
Series C Preferred stock, senior non-cumulative perpetual
Preferred stock, no par
Preferred stock, shares issued	9,000	9,000
Preferred stock, shares outstanding	9,000	9,000
Preferred stock, liquidation value	$ 1,000	$ 1,000

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest and dividend income:
Interest and fees on loans	$ 9,656	$ 9,975
Interest on debt securities:
Taxable	1,166	992
Tax-exempt	489	450
Dividends	7	9
Other interest	249	284
Total interest and dividend income	11,567	11,710
Interest expense:
Interest on deposits	1,037	1,489
Interest on securities sold under agreements to repurchase	4	28
Total interest expense	1,041	1,517
Net interest and dividend income	10,526	10,193
Provision for loan losses	320	495
Net interest and dividend income after provision for loan losses	10,206	9,698
Noninterest income:
Service charges on deposit accounts	495	511
Writedown of securities	(12)
Gain on sale of investments	125	445
Gain on sale of mortgages	2,266	428
Investment services fees and commissions	171	178
Other service charges and fees	798	651
Increase in cash surrender value of life insurance policies	208	160
Other income	2	9
Total noninterest income	4,053	2,382
Noninterest expense:
Salaries and employee benefits	6,271	5,623
Occupancy expense	1,059	1,098
Equipment expense	275	254
Loss on sale of other real estate owned	38	28
Professional fees	577	753
Advertising and promotions	655	490
Forms and supplies	173	187
Correspondent charges	344	312
FDIC assessment	176	360
Postage	93	82
Directors' fees	229	197
Data processing	502	446
Other expense	1,116	924
Total noninterest expense	11,508	10,754
Income before income tax expense	2,751	1,326
Income tax expense	707	416
Net income	2,044	910
Net income available to common stockholders	$ 1,898	$ 550
Earnings per common share	$ 2.19	$ 0.64
Earnings per common share, assuming dilution	$ 2.18	$ 0.63

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 2,044	$ 910
Other comprehensive income, net of tax:
Net change in unrealized holding gain on available-for-sale securities, net of tax	411	457
Other comprehensive income, net of tax	411	457
Comprehensive income	$ 2,455	$ 1,367

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands	Total	Preferred Stock Series A	Preferred Stock Series B	Preferred Stock Series C	Common Stock	Retained Earnings	Treasury Stock	Unearned Compensation Restricted Stock Awards	Accumulated Other Comprehensive Income
Beginning Balance at Dec. 31, 2010	$ 21,966	$ 3,850	$ 220		$ 9,381	$ 8,255			$ 260
Net income	910					910
Other comprehensive income, net of tax effect	457								457
Preferred stock dividends	(252)					(252)
Preferred stock amortization (accretion)		150	(20)	5		(135)
Stock based compensation	29							29
Forfeiture - restricted stock award							(7)	7
Restricted stock awards					235			(235)
Preferred stock redeemed	(4,200)	(4,000)	(200)
Preferred stock issued, net of issuance costs	8,947			8,947
Common stock issued	4				4
Dividends declared common stock ($.50 per share in 2012 and $.48 per share in 2011)	(418)					(418)
Ending Balance at Dec. 31, 2011	27,443			8,952	9,620	8,360	(7)	(199)	717
Net income	2,044					2,044
Other comprehensive income, net of tax effect	411								411
Preferred stock dividends	(134)					(134)
Preferred stock amortization (accretion)				12		(12)
Stock based compensation	82							82
Restricted stock awards					251			(251)
Tax benefit vested restricted stock awards	2				2
Common stock issued	28				28
Dividends declared common stock ($.50 per share in 2012 and $.48 per share in 2011)	(439)					(439)
Ending Balance at Dec. 31, 2012	$ 29,437			$ 8,964	$ 9,901	$ 9,819	$ (7)	$ (368)	$ 1,128

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Dividends declared common stock, per share	$ 0.5	$ 0.48

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 2,044	$ 910
Adjustments to reconcile net income to net cash provided by operating activities:
Interest capitalized on interest-bearing time deposits with other banks	(150)	(173)
Amortization of securities, net	495	225
Writedown of available-for-sale securities	12
Gain on sale of available-for-sale securities	(125)	(445)
Change in deferred origination costs (fees), net	(359)	(155)
Provision for loan losses	320	495
Loss on sale of other real estate owned	38	28
Depreciation and amortization	220	216
Accretion on impairment of operating lease	(45)	(45)
Increase in other assets	(516)	(14)
Increase in interest receivable	(55)	(59)
Decrease (increase) in taxes receivable	676	(829)
Deferred income tax expense	164	828
Increase in cash surrender value of bank owned life insurance	(208)	(160)
Excess tax benefit related to stock based compensation	(2)
Stock based compensation	82	29
Increase in other liabilities	382	236
Decrease in interest payable	(7)	(9)
Net cash provided by operating activities	2,966	1,078
Cash flows from investing activities:
Maturities and redemptions of interest-bearing time deposits with other banks	1,089	1,409
Purchase of Federal Home Loan Bank stock	(20)
Redemption of Federal Home Loan Bank stock	91
Purchases of available-for-sale securities	(67,730)	(36,465)
Proceeds from maturities of available-for-sale securities	28,761	18,501
Proceeds from sale of available-for-sale securities	4,249	8,274
Loan originations and principal collections, net	(14,941)	(264)
Loans purchased	(4,603)	(11,090)
Recoveries of loans previously charged off	15	5
Proceeds from sale of other real estate owned	111	40
Purchases of bank owned life insurance	(2,140)
Investment in limited partnership	(381)	0
Capital expenditures	(360)	(374)
Net cash used in investing activities	(55,859)	(19,964)
Cash flows from financing activities:
Net (decrease) increase in demand deposits, NOW and savings accounts	(158)	76,550
Decrease in time deposits	(4,210)	(1,052)
Net increase in securities sold under agreements to repurchase	21	313
Proceeds from issuance of preferred stock		9,000
Preferred stock issuance costs		(53)
Proceeds from issuance of common stock	28	4
Redemption of preferred stock		(4,200)
Excess tax benefit to stock based compensation	2
Dividends paid - preferred stock	(134)	(252)
Dividends paid - common stock	(436)	(415)
Net cash (used in) provided by financing activities	(4,887)	79,895
Net (decrease) increase in cash and cash equivalents	(57,780)	61,009
Cash and cash equivalents at beginning of year	91,880	30,871
Cash and cash equivalents at end of year	34,100	91,880
Supplemental disclosures:
Interest paid	1,048	1,526
Income taxes (received) paid	(133)	417
Loan transferred to other real estate owned	362
Loan originated to finance sale of other real estate owned		282
Increase in common stock dividends held in escrow	$ 3	$ 3

NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2012
NATURE OF OPERATIONS
NOTE 1 - NATURE OF OPERATIONS

On March 2, 2006, The Simsbury Bank & Trust Company, Inc. (the “Bank”) reorganized into a holding company structure.  As a result, the Bank became a wholly-owned subsidiary of SBT Bancorp, Inc. (the “Company”) and each outstanding share of common stock of the Bank was converted into the right to receive one share of the common stock, no par value, of the Company.  The Company files reports with the Securities and Exchange Commission and is supervised by the Board of Governors of the Federal Reserve System.

The Bank is a state chartered bank which was incorporated on April 28, 1992 and is headquartered in Simsbury, Connecticut.  The Bank commenced operations on March 31, 1995 engaging principally in the business of attracting deposits from the general public and investing those deposits in securities, residential and commercial real estate, consumer and small business loans.

ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
ACCOUNTING POLICIES
NOTE 2 - ACCOUNTING POLICIES

The accounting and reporting policies of the Company and its subsidiary conform to accounting principles generally accepted in the United States of America and predominant practices within the banking industry.  The consolidated financial statements of the Company were prepared using the accrual basis of accounting.  The significant accounting policies of the Company are summarized below to assist the reader in better understanding the consolidated financial statements and other data contained herein.

USE OF ESTIMATES:

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

BASIS OF PRESENTATION:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary the Bank and the Bank’s wholly-owned subsidiaries, SBT Investment Services, Inc. and NERE Holdings, Inc.  SBT Investment Services, Inc. was established solely for the purpose of providing investment products, financial advice and services to its clients and the community.  NERE Holdings, Inc. was established to hold real estate. All significant intercompany accounts and transactions have been eliminated in the consolidation.

CASH AND CASH EQUIVALENTS:

For purposes of reporting cash flows, cash and cash equivalents include cash on hand, cash items, due from banks, Federal Home Loan Bank interest-bearing demand and overnight deposits, Federal Reserve Bank interest-bearing demand deposits, money market mutual funds and federal funds sold.

Cash and due from banks as of December 31, 2012 and 2011 includes $4,842,000 and $5,625,000, respectively, which is subject to withdrawals and usage restrictions to satisfy the reserve requirements of the Federal Reserve Bank of Boston and Bankers’ Bank Northeast.

SECURITIES:

Investments in debt securities are adjusted for amortization of premiums and accretion of discounts computed so as to approximate the interest method.  Gains or losses on sales of investment securities are computed on a specific identification basis.

The Company classifies debt and equity securities into one of three categories:  held-to-maturity, available-for-sale, or trading.  These security classifications may be modified after acquisition only under certain specified conditions.  In general, securities may be classified as held-to-maturity only if the Company has the positive intent and ability to hold them to maturity.  Trading securities are defined as those bought and held principally for the purpose of selling them in the near term.  All other securities must be classified as available-for-sale.

--
Held-to-maturity securities are measured at amortized cost in the consolidated balance sheets.  Unrealized holding gains and losses are not included in earnings, or in a separate component of capital.  They are merely disclosed in the notes to the consolidated financial statements.

--
Available-for-sale securities are carried at fair value on the consolidated balance sheets.  Unrealized holding gains and losses are not included in earnings but are reported as a net amount (less expected tax) in a separate component of capital until realized.

--	Trading securities are carried at fair value on the consolidated balance sheets. Unrealized holding gains and losses for trading securities are included in earnings.

For any debt security with a fair value less than its amortized cost basis, the Company will determine whether it has the intent to sell the debt security or whether it is more likely than not it will be required to sell the debt security before the recovery of its amortized cost basis.  If either condition is met, the Company will recognize a full impairment charge to earnings.  For all other debt securities that are considered other-than-temporarily impaired and do not meet either condition, the credit loss portion of impairment will be recognized in earnings as realized losses.  The other-than-temporary impairment related to all other factors will be recorded in other comprehensive income.

Declines in marketable equity securities below their cost that are deemed other than temporary are reflected in earnings as realized losses.

As a member of the Federal Home Loan Bank (FHLB), the Company is required to invest in $100 par value stock of FHLB.  The FHLB capital structure mandates that members must own stock as determined by their Total Stock Investment Requirement which is the sum of a member’s Membership Stock Investment Requirement and Activity-Based Stock Investment Requirement.  The Membership Stock Investment Requirement is calculated as 0.35% of member’s Stock Investment Base, subject to a minimum investment of $10,000 and a maximum investment of $25,000,000.  The Stock Investment Base is an amount calculated based on certain assets held by a member that are reflected on call reports submitted to applicable regulatory authorities.  The Activity-Based Stock Investment Requirement is calculated as 3.0% for overnight advances, 4.0% for FHLB advances with original terms to maturity of two days to three months and 4.5% for other advances plus a percentage of advance commitments, 0.5% of standby letters of credit issued by the FHLB and 4.5% of the value of intermediated derivative contracts. Management evaluates the Company’s investment in FHLB stock for other-than-temporary impairment at least on a quarterly basis and more frequently when economic or market conditions warrant such evaluation.  Based on its most recent analysis of the FHLB as of December 31, 2012 management deems its investment in FHLB stock to be not other-than-temporarily impaired.

LOANS HELD-FOR-SALE:

Loans held-for-sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate.  Net unrealized losses are provided for in a valuation allowance by charges to operations.  Interest income on mortgages held-for-sale is accrued currently and classified as interest on loans.

LOANS:

Loans receivable that management has the intent and ability to hold until maturity or payoff, are reported at their outstanding principal balances adjusted for amounts due to borrowers on unadvanced loans, any charge-offs, the allowance for loan losses and any deferred fees or costs on originated loans, or unamortized premiums or discounts on purchased loans.

Interest on loans is recognized on a simple interest basis.

Loan origination and commitment fees and certain direct origination costs are deferred, and the net amount amortized as an adjustment of the related loan's yield.  The Company is amortizing these amounts over the contractual life of the related loans.

Residential real estate loans are generally placed on nonaccrual when reaching 90 days past due or in process of foreclosure.  All closed-end consumer loans 90 days or more past due and any equity line in the process of foreclosure are placed on nonaccrual status.  Secured consumer loans are written down to realizable value and unsecured consumer loans are charged-off upon reaching 120 or 180 days past due depending on the type of loan.  Commercial real estate loans and commercial business loans and leases which are 90 days or more past due are generally placed on nonaccrual status, unless secured by sufficient cash or other assets immediately convertible to cash.  When a loan has been placed on nonaccrual status, previously accrued and uncollected interest is reversed against interest on loans.  A loan can be returned to accrual status when collectability of principal is reasonably assured and the loan has performed for a period of time, generally six months.

Cash receipts of interest income on impaired loans are credited to principal to the extent necessary to eliminate doubt as to the collectability of the net carrying amount of the loan.  Some or all of the cash receipts of interest income on impaired loans is recognized as interest income if the remaining net carrying amount of the loan is deemed to be fully collectible.  When recognition of interest income on an impaired loan on a cash basis is appropriate, the amount of income that is recognized is limited to that which would have been accrued on the net carrying amount of the loan at the contractual interest rate.  Any cash interest payments received in excess of the limit and not applied to reduce the net carrying amount of the loan are recorded as recoveries of charge-offs until the charge-offs are fully recovered.

The Company has certain lending policies and procedures in place that are designed to maximize loan income with an acceptable level of risk.  Management reviews and approves these policies and procedures on an annual basis.  A reporting system is in place which provides management with frequent reports related to loan quality, loan production, loan delinquencies and non-performing or potential problem loans.

Commercial and industrial loans are underwritten after evaluating historical and projected profitability and cash flow to determine the borrower’s ability to repay their obligation as agreed.  Underwriting standards are designed to promote relationship banking rather than transactional banking.  Commercial and industrial loans are made primarily based on the identified cash flow of the borrower and secondarily on the underlying collateral supporting the loan facility.  The cash flow of the borrower may not be as expected and the collateral supporting the loan may fluctuate in value.  Most commercial and industrial loans are secured by the assets being financed or other business assets such as accounts receivable and inventory and may incorporate a personal guarantee. Some loans may be made on an unsecured basis.  In the case of loans secured by accounts receivable, the availability of funds for the repayment of these loans may be substantially dependent upon the ability of the borrower to collect amounts due from its customers.

Commercial real estate loans are subject to the underwriting standards and processes similar to commercial and industrial loans, in addition to those underwriting standards for real estate loans.  These loans are viewed primarily as cash flow dependent and secondarily as loans secured by real estate.  Commercial real estate lending typically involves higher principal balances and longer repayment periods.  Repayment of these loans is generally dependent upon the successful operation of the property securing the loan or the principal business conducted on the property securing the loan.  Commercial real estate loans may be adversely affected by conditions in the real estate markets or the economy in general.  The properties securing the Company’s commercial real estate portfolio are diverse in terms of type and geographic location.  This diversification reduces the exposure to adverse economic conditions that affect any single market or industry.  Management monitors and evaluates commercial real estate loans based on collateral, geography and risk-rating criteria.  The Company also utilizes third-party experts to provide environmental and market valuations, in addition to economic conditions and trends within a specific industry.  The Company also tracks the level of owner occupied commercial real estate loans within its commercial real estate portfolio.  At December 31, 2012, approximately 80.0% of the outstanding principal balance of the Company’s commercial real estate loans were secured by owner-occupied properties.

With respect to land developers and builders that are secured by non-owner-occupied properties that the Company may originate from time to time, the Company generally requires that the borrower have a proven record of success.  Construction loans are underwritten based upon a financial analysis of the developers and property owners and construction cost estimates, in addition to independent appraisal valuations.  These loans will rely on the value associated with the project upon completion.  These cost and valuation estimates may be inaccurate.  Construction loans generally involve the disbursement of substantial funds over a short period of time with repayment substantially dependent upon the success of the completed project.  Sources of repayment of these loans would be permanent financing upon completion or sales of developed property.  These loans are closely monitored by onsite inspections and are considered to be of a higher risk than other real estate loans due to their ultimate repayment being sensitive to general economic conditions, availability of long-term financing, interest rate sensitivity, and governmental regulation of real property.

The Company originates consumer loans utilizing a computer-based credit-scoring analysis to supplement the underwriting process.  To monitor and manage consumer loan risk, policies and procedures are developed and modified, as needed, jointly by staff and management.  This continual review, coupled with the high volume of borrowers of smaller dollar loans, minimizes risk.  Additionally, trend and outlook reports are reviewed by management on a regular basis.  Underwriting standards for home equity loans are heavily influenced by regulatory requirements, which include but are not limited to a maximum loan-to-value of 75%, collection remedies, the number of such loans that a borrower can have at one time, and documentation requirements.

The Company engages an independent loan review firm that reviews and validates the credit risk program on a periodic basis.  Results of these reviews are presented to management and the Board of Directors.  The loan review process complements and reinforces the risk identification process and assessment decisions made by the relationship managers and credit officer, as well as the Company’s policies and procedures.

ALLOWANCE FOR LOAN LOSSES:

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to earnings.  Loan losses are charged against the allowance when management believes the uncollectability of a loan balance is confirmed.  Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectability of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions.  This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

GENERAL COMPONENT:

The general component of the allowance for loan losses is based on historical loss experience adjusted for qualitative factors stratified by the following loan segments:  residential real estate, commercial real estate, construction, commercial and consumer.  Management uses a rolling average of historical losses based on a time frame appropriate to capture relevant loss data for each loan segment.  This historical loss factor is adjusted for the following qualitative factors:  levels/trends in delinquencies; trends in volume and terms of loans; effects of changes in risk selection and underwriting standards and other changes in lending policies, procedures and practices; experience/ability/depth of lending management and staff; and national and local economic trends and conditions.  There were no changes in the Company’s policies or methodology pertaining to the general component of the allowance for loan losses during 2012.

The qualitative factors are determined based on the various risk characteristics of each loan segment.  Risk characteristics relevant to each portfolio segment are as follows:

Residential real estate:  The Company generally does not originate loans with a loan-to-value ratio greater than 80% without obtaining private mortgage insurance for any amounts over 80% and does not grant subprime loans.  All loans in this segment are collateralized by owner-occupied residential real estate and repayment is dependent on the credit quality of the individual borrower.  The overall health of the economy, including unemployment rates and housing prices, will have an effect on the credit quality in this segment.

Commercial real estate:  Loans in this segment are primarily owner occupied throughout the Farmington Valley in Connecticut.  Management continually monitors the financial performance of these loans and the related operating entities.

Construction loans:  Loans in this segment primarily include real estate development loans for which payment is derived from sale of the property.  Credit risk is affected by cost overruns, time to sell at adequate prices, and market conditions.

Commercial loans:  Loans in this segment are made to businesses and are generally secured by assets of the businesses.  Repayment is expected for the cash flows of the business. A weakened economy will have an effect on the credit quality in this segment.

Consumer loans:  Loans in this segment are generally unsecured and repayment is dependent on the credit quality of the individual borrower.

ALLOCATED COMPONENT:

The allocated component relates to loans that are classified as impaired.  Impairment is measured on a loan-by-loan basis for commercial, commercial real estate and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.  An allowance is established when the discounted cash flows (or collateral value) of the impaired loan is lower than the carrying value of that loan.  Large groups of smaller balance homogeneous loans are collectively evaluated for impairment.  Accordingly, the Company does not separately identify individual consumer and residential real estate loans for impairment disclosures, unless such loans are subject to a troubled debt restructuring agreement.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement.  Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due.  Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.

The Company periodically may agree to modify the contractual terms of loans.  When a loan is modified and a concession is made to a borrower experiencing financial difficulty, the modification is considered a troubled debt restructuring ("TDR").  All TDRs are initially classified as impaired.

UNALLOCATED COMPONENT:

An unallocated component is maintained to cover uncertainties that could affect management’s estimate of probable losses.  The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating allocated and general reserves in the portfolio.

PREMISES AND EQUIPMENT:

Premises and equipment are stated at cost, less accumulated depreciation and amortization.  Cost and related allowances for depreciation and amortization of premises and equipment retired or otherwise disposed of are removed from the respective accounts with any gain or loss included in income or expense.  Depreciation and amortization are calculated principally on the straight-line method over the estimated useful lives of the assets.  Estimated lives are 3 to 20 years for furniture and equipment.  Leasehold improvements are amortized over the lesser of the life of the lease or the estimated life of the improvements.

OTHER REAL ESTATE OWNED AND IN-SUBSTANCE FORECLOSURES:

Other real estate owned includes properties acquired through foreclosures and properties classified as in-substance foreclosures in accordance with ASC 310-40, “Receivables – Troubled Debt Restructuring by Creditors.”  These properties are carried at the lower of cost or estimated fair value less estimated costs to sell.  Any writedown from cost to estimated fair value required at the time of foreclosure or classification as in-substance foreclosure is charged to the allowance for loan losses.  Expenses incurred in connection with maintaining these assets, subsequent writedowns, and gains or losses recognized upon sale are included in other expense.

In accordance with ASC 310-10-35, “Receivables – Overall – Subsequent Measurements,” the Company classifies loans as in-substance repossessed or foreclosed if the Company receives physical possession of the debtor’s assets regardless of whether formal foreclosure proceedings take place.

FAIR VALUES OF FINANCIAL INSTRUMENTS:

ASC 825, “Financial Instruments,” requires that the Company disclose estimated fair values for its financial instruments.  Fair value methods and assumptions used by the Company in estimating its fair value disclosures are as follows:

Cash and cash equivalents:  The carrying amounts reported in the balance sheets for cash and cash equivalents approximate those assets' fair values.

Interest-bearing time deposits with banks:  The fair values of interest bearing time deposits with banks are estimated using discounted cash flow analyses using interest rates currently being offered for deposits with similar terms to investors.

Securities:  Fair values for securities are based on quoted market prices, where available.  If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments.

Loans held-for-sale:  Fair values for loans held-for-sale are estimated based on outstanding investor commitments, or in the absence of such commitments, are based on current investor yield requirements.

Loans receivable:  For variable-rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values.  The fair values for other loans are estimated by discounting the future cash flows, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality.

Accrued interest receivable:  The carrying amount of accrued interest receivable approximates its fair value.

Deposit liabilities:  The fair values disclosed for demand deposits, regular savings, NOW accounts, and money market accounts are equal to the amount payable on demand at the reporting date (i.e., their carrying amounts).  Fair values for certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities on time deposits.

Federal Home Loan Bank advances:  Fair values of Federal Home Loan Bank advances are estimated using discounted cash flow analyses based on the Company’s current incremental borrowing rates for similar types of borrowing arrangements.

Securities sold under agreements to repurchase:  The carrying amounts of securities sold under agreements to repurchase approximate their fair values.

Due to broker:  The carrying amount of due to broker approximates its fair value.

Off-balance sheet instruments:  The fair value of commitments to originate loans is estimated using the fees currently charged to enter similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties.  For fixed-rate loan commitments and the unadvanced portion of loans, fair value also considers the difference between current levels of interest rates and the committed rates.  The fair value of letters of credit is based on fees currently charged for similar agreements or on the estimated cost to terminate them or otherwise settle the obligation with the counterparties at the reporting date.

ADVERTISING:

The Company directly expenses costs associated with advertising as they are incurred.

INCOME TAXES:

The Company recognizes income taxes under the asset and liability method.  Under this method, deferred tax assets and liabilities are established for the temporary differences between the accounting basis and the tax basis of the Company's assets and liabilities at enacted tax rates expected to be in effect when the amounts related to such temporary differences are realized or settled.

STOCK BASED COMPENSATION:

At December 31, 2012, the Company has stock-based employee compensation plans which are described more fully in Note 18.  The Company accounts for the plans under ASC 718-10, “Compensation – Stock Compensation – Overall.”  During the years ended December 31, 2012 and 2011, $82,000 and $29,000, respectively, in stock-based employee compensation was recognized.

EARNINGS PER SHARE:

The Company defines unvested share-based payment awards that contain nonforfeitable rights to dividends as participating securities that are included in computing EPS using the two-class method.

The two-class method is an earnings allocation formula that determines earnings per share for each share of common stock and participating securities according to dividends declared and participation rights in undistributed earnings.  Under this method, all earnings (distributed and undistributed) are allocated to common shares and participating securities based on their respective rights to receive dividends. Earnings per common share is calculated by dividing earnings allocated to common shareholders by the weighted-average number of common shares outstanding during the period.

Basic EPS excludes dilution and is computed by dividing income allocated to common stockholders by the weighted-average number of common shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the entity.

RECENT ACCOUNTING PRONOUNCEMENTS:

In April 2011, the Financial Accounting Standards Board (FASB) issued ASU 2011-03, “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements.”  The objective of this ASU is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. This ASU prescribes when an entity may or may not recognize a sale upon the transfer of financial assets subject to repurchase agreements.  The guidance in this ASU is effective for the first interim or annual period beginning on or after December 15, 2011.  Early adoption is permitted. The adoption of this guidance did not have a material impact on the Company’s results of operations or financial position.

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820):  Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards.”  The amendments in this ASU explain how to measure fair value.  They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting.  The amendments in this ASU are to be applied prospectively.  The amendments are effective during interim and annual periods beginning after
December 15, 2011.  The adoption of this guidance did not have a material impact on the Company’s results of operations or financial position.

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (Topic 220):  Presentation of Comprehensive Income.”  The objective of this ASU is to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income.  Under this ASU, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  An entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income.  An entity is required to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented.  The amendments in this ASU should be applied retrospectively.  The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011.  The required disclosures in the Company’s consolidated financial statements have been reflected in the statements of comprehensive income and Note 15.

In September 2011, the FASB issued ASU 2011-08, “Intangibles – Goodwill and Other (Topic 350):  Testing Goodwill for Impairment.”  ASU 2011-08 simplifies how entities, both public and nonpublic, test goodwill for impairment.  The amendments in this update permit an entity to first assess qualitative factors to determine whether it is more likely than not the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in ASC 350.  The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent.  For public and nonpublic entities, the amendments in this ASU are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  Early adoption is permitted.  The adoption of this guidance did not have an impact on the Company’s results of operations or financial position.

In September 2011, the FASB issued ASU 2011-09, “Compensation – Retirement Benefits - Multiemployer Plans (Subtopic 715-80):  Disclosures About an Employer’s Participation in a Multiemployer Plan,” which amends ASC 715-80, “Compensation – Retirement Benefits - Multiemployer Plans,” and requires additional separate disclosures for multiemployer pension plans and multiemployer other postretirement benefit plans.  This objective of this ASU is to help users of financial statements assess the potential future cash flow implications relating to an employer’s participation in multiemployer pension plans.  The disclosures also will indicate the financial health of all of the significant plans in which the employer participates and assist a financial statement user to access additional information that is available outside the financial statements.  The amendments in this ASU are effective for fiscal years ending after December 15, 2011, with early adoption permitted.  The amendments should be applied retrospectively for all prior periods presented.  The adoption of this guidance did not have an impact on the Company’s results of operations or financial position.

In December 2011, the FASB issued ASU 2011-11, “Balance Sheet (Topic 210):  Disclosures about Offsetting Assets and Liabilities.” This ASU enhances current disclosures.  Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement.  The amendments in this ASU are effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods.  An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented.  The Company anticipates that the adoption of this guidance will not have a material impact on its consolidated financial statements.

In December 2011, the FASB issued ASU 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.”  The amendments in this update defer those changes in ASU 2011-05 that relate to the presentation of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented.  All other requirements in ASU 2011-05 are not affected by this update.  The amendments are effective for fiscal years ending after December 15, 2012, and interim and annual periods thereafter.  The required disclosures in the Company’s consolidated financial statements have been reflected in the statements of comprehensive income and Note 15.

In October 2012, the FASB issued ASU 2012-06, “Business Combinations (Topic 805): Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution.”  The amendments in this update clarify the applicable guidance for subsequently measuring an indemnification asset recognized as a result of a government-assisted acquisition of a financial institution.  For public and nonpublic entities, the amendments in this update are effective for fiscal years, and interim periods within those years beginning on or after December 15, 2012.  The Company anticipates that the adoption of this guidance will not have a material impact on its consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.”  The amendments in this update do not change the current requirements for reporting net income or other comprehensive income in financial statements.  However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component.  In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period.  For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts.  The amendments are effective prospectively for reporting periods beginning after December 15, 2012.  Early adoption is permitted.  The adoption of ASU 2013-02 is not expected to have a material impact on the Company’s consolidated financial statements.

INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES	12 Months Ended
Dec. 31, 2012
INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES
NOTE 3 - INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES

Debt and equity securities have been classified in the consolidated balance sheets according to management’s intent.  The amortized cost of securities and their approximate fair values are as follows as of December 31:

	Amortized	Gross	Gross
	Cost	Unrealized	Unrealized	Fair
	Basis	Gains	Losses	Value
	(In Thousands)
December 31, 2012:
Debt securities issued by U.S. government corporations
and agencies	$30,760	$86	$11	$30,835
Obligations of states and municipalities	13,598	956	3	14,551
Corporate debt securities	2,006	52	5	2,053
Mortgage-backed securities	42,737	601	81	43,257
SBA loan pools	1,010	114	-	1,124
Marketable equity securities	358	-	-	358
	90,469	1,809	100	92,178
Money market mutual funds included in cash
and cash equivalents	(358)	-	-	(358)
	$90,111	$1,809	$100	$91,820

December 31, 2011:
Debt securities issued by U.S. government corporations
and agencies	$12,500	$45	$3	$12,542
Obligations of states and municipalities	12,916	698	1	13,613
Corporate debt securities	2,509	4	29	2,484
Mortgage-backed securities	26,617	416	166	26,867
SBA loan pools	1,231	122	-	1,353
Marketable equity securities	5,346	-	-	5,346
	61,119	1,285	199	62,205
Money market mutual funds included in cash
and cash equivalents	(5,346)	-	-	(5,346)
	$55,773	$1,285	$199	$56,859

The scheduled maturities of securities were as follows as of December 31, 2012:

Fair
Value
(In Thousands)
Due within one year	$502
Due after one year through five years	20,879
Due after five years through ten years	15,152
Due after ten years	10,906
SBA loan pools	1,124
Mortgage-backed securities	43,257
$91,820

During 2012, proceeds from sales of available-for-sale securities amounted to $4,249,000. Gross realized gains on those sales amounted to $125,000. The tax expense applicable to these gross realized gains amounted to $42,000.  During 2011, proceeds from sales of available-for-sale securities amounted to $8,274,000. Gross realized gains on those sales amounted to $445,000. The tax expense applicable to these gross realized gains amounted to $151,000.

There were no securities of issuers that exceeded 10% of stockholders’ equity at December 31, 2012.

As of December 31, 2012 and 2011, the total carrying amounts of securities pledged for securities sold under agreements to repurchase and public deposits were $14,819,000 and $14,983,000, respectively.

The aggregate fair value and unrealized losses of securities that have been in a continuous unrealized loss position for less than twelve months and for twelve months or more, and are not other than temporarily impaired, are as follows:

	Less than 12 Months		12 Months or Longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(In Thousands)
December 31, 2012:
Debt securities issued by U.S. Government
corporations and agencies	$2,989	$11	$-	$-	$2,989	$11
Obligations of states and municipalities	720	3	-	-	720	3
Corporate debt securities	-	-	495	5	495	5
Mortgage-backed securities	8,642	20	118	3	8,760	23
Total temporarily impaired securities	$12,351	$34	$613	$8	$12,964	$42

Other-than-temporarily impaired securities
Mortgage-backed securities	-	-	280	58	280	58
Total temporarily impaired and other-
than-temporarily impaired securities	$12,351	$34	$893	$66	$13,244	$100

December 31, 2011:
Debt securities issued by U.S. Government
corporations and agencies	$1,497	$3	$-	$-	$1,497	$3
Obligations of states and municipalities	898	1	-	-	898	1
Corporate debt securities	1,000	3	473	26	1,473	29
Mortgage-backed securities	6,507	47	496	119	7,003	166
Total temporarily impaired securities	$9,902	$54	$969	$145	$10,871	$199

The investments in the Company’s investment portfolio that are temporarily impaired as of December 31, 2012 consist of debt issued by states of the United States and political subdivisions of the states, U.S. corporations, and U.S. government corporations and agencies.  Company management considers investments with an unrealized loss as of December 31, 2012 to be only temporarily impaired because the impairment is attributable to changes in market interest rates and current market inefficiencies.  Company management anticipates that the fair value of securities that are currently impaired will recover to cost basis. As management has the intent and ability to hold these securities for the foreseeable future, no declines are deemed to be other than temporary.

The following table summarizes other-than-temporary impairment losses on debt securities for the year ended December 31, 2012:

Securities
(In Thousands)
Total other-than-temporary impairment losses	$70
Less: unrealized other-than-temporary losses
recognized in other comprehensive loss (1)	(58)

Net impairment losses recognized in earnings (2)	$12

(1)  Represents the noncredit component of the other-than-temporary impairment on the securities.
(2)  Represents the credit component of the other-than-temporary impairment on securities.

Activity related to the credit component recognized in earnings on debt securities held by the Company for which a portion of other-than-temporary impairment was recognized in other comprehensive income for the year ended December 31, 2012 is as follows:

Mortgage-Backed
Securities
(In Thousands)
Balance, December 31, 2011	$0
Additions for the credit component on debt securities in which
other-than-temporary impairment was not previously recognized	12
Balance, December 31, 2012	$12

For the year ended December 31, 2012, securities with other-than-temporary impairment losses related to credit that were recognized in earnings consisted of two private label collateralized mortgage obligations (CMOs).  The par value of these two securities were written down by $12,000 by the issuers.

LOANS	12 Months Ended
Dec. 31, 2012
LOANS
NOTE 4 - LOANS

Loans consisted of the following as of December 31:

	2012	2011
	(In Thousands)
Commercial and industrial	$13,991	$15,145
Real estate - construction and land development	2,982	1,307
Real estate - residential	118,316	99,692
Real estate - commercial	41,978	39,723
Home equity	45,245	48,484
Municipal	1,478	1,807
Consumer	11,053	9,913
	235,043	216,071
Allowance for loan losses	(2,594)	(2,469)
Deferred loan origination costs, net	841	482
Net loans	$233,290	$214,084

The following table sets forth information regarding the allowance for loan losses by portfolio segment.

	Real Estate:
			Construction and		Commercial
	Residential	Commercial	Land Development	Home Equity	& Industrial	Consumer	Unallocated	Total
	(In Thousands)
December 31, 2012:
Allowance for loan
losses:
Beginning balance	$750	$573	$22	$342	$422	$194	$166	$2,469
Charge-offs	(113)	(25)	(49)	-	-	(23)	-	(210)
Recoveries	-	-	1	-	5	9	-	15
Provision (benefit)	414	38	168	20	(208)	(81)	(31)	320
Ending balance	$1,051	$586	$142	$362	$219	$99	$135	$2,594

Ending balance:
Individually evaluated
for impairment	$-	$-	$-	$-	$-	$-	$-	$-
Ending balance: Collectively
evaluated for
impairment	1,051	586	142	362	219	99	135	2,594
Total allowance for loan
losses ending
balance	$1,051	$586	$142	$362	$219	$99	$135	$2,594

Loans:
Ending balance: Individually
evaluated for
impairment	$180	$119	$163	$5	$-	$-	$-	$467
Ending balance:
Collectively evaluated
for impairment	118,136	41,859	2,819	45,240	15,469	11,053	-	234,576
Total loans ending balance	$118,316	$41,978	$2,982	$45,245	$15,469	$11,053	$-	$235,043

	Real Estate:
			Construction and		Commercial
	Residential	Commercial	Land Development	Home Equity	& Industrial	Consumer	Unallocated	Total
	(In Thousands)
December 31, 2011:
Allowance for loan
losses:
Beginning balance	$838	$465	$68	$360	$410	$94	$91	$2,326
Charge-offs	(20)	(68)	(185)	-	(43)	(41)	-	(357)
Recoveries	-	-	-	-	-	5	-	5
(Benefit) provision	(68)	176	139	(18)	55	136	75	495
Ending balance	$750	$573	$22	$342	$422	$194	$166	$2,469

Ending balance:
Individually evaluated
for impairment	$62	$-	$-	$-	$-	$-	$-	$62
Ending balance: Collectively
evaluated for
impairment	688	573	22	342	422	194	166	2,407
Total allowance for loan
losses ending
balance	$750	$573	$22	$342	$422	$194	$166	$2,469

Loans:
Ending balance: Individually
evaluated for
impairment	$808	$250	$399	$-	$215	$-	$-	$1,672
Ending balance:
Collectively evaluated
for impairment	98,884	39,473	908	48,484	16,737	9,913	-	214,399
Total loans ending balance	$99,692	$39,723	$1,307	$48,484	$16,952	$9,913	$-	$216,071

The following table presents the Company’s loans by risk rating as of December 31:

		Real Estate
			Construction
			and Land		Commercial
	Residential	Commercial	Development	Home Equity	and Industrial	Consumer	Total
	(In Thousands)
December 31, 2012:
Grade:
Pass	$-	$36,748	$2,381	$-	$13,048	$-	$52,177
Special mention	-	3,778	438	-	2,268	-	6,484
Substandard	572	1,452	163	155	153	-	2,495
Loans not
formally rated	117,744		-	45,090	-	11,053	173,887
Total	$118,316	$41,978	$2,982	$45,245	$15,469	$11,053	$235,043

December 31, 2011:
Grade:
Pass	$-	$35,746	$908	$-	$13,344	$-	$49,998
Special mention	-	3,339	-	-	2,930	-	6,269
Substandard	1,349	638	399	238	678	-	3,302
Loans not
formally rated	98,343	-	-	48,246	-	9,913	156,502
Total	$99,692	$39,723	$1,307	$48,484	$16,952	$9,913	$216,071

Credit Quality Indicators:  As part of the ongoing monitoring of the credit quality of the Company’s loan portfolio, management tracks certain credit quality indicators including trends related to (i) weighted average risk rating of commercial loans; (ii) the level of classified and criticized commercial loans; (iii) non performing loans; (iv) net charge-offs and (v) the general economic conditions within the State of Connecticut.

The Company utilizes a risk rating grading matrix to assign a risk grade to each of its commercial loans.  Loans are graded on a scale of 1 to 7.  A description of each rating class is as follows:

Risk Rating 1 (Superior) – This risk rating is assigned to loans secured by cash.

Risk Rating 2 (Good) – This risk rating is assigned to borrowers of high credit quality who have primary and secondary sources of repayment which are well defined and fully confirmed.

Risk Rating 3 (Satisfactory) – This risk rating is assigned to borrowers who are fully responsible for the loan or credit commitment, which has primary and secondary sources of repayment that are well defined and adequately confirmed.  Most credit factors are favorable, and the credit exposure is managed through normal monitoring.

Risk Rating 3.5 (Bankable with Care) – This risk rating is assigned to borrowers who are fully responsible for the loan or credit commitment and the secondary sources of repayment are weak.  These loans may require more than the average amount of attention from the relationship manager.

Risk Rating 4 (Special Mention) – This risk rating is assigned to borrowers which may be adequately protected by the present debt service capacity and tangible net worth of the borrower, but which have potential problems that could, if not checked or corrected, eventually weaken these assets or otherwise jeopardize the repayment of principal and interest as originally intended.  Most credit factors are unfavorable, and the credit exposure requires immediate corrective action.

Risk Rating 5 (Substandard) – This risk rating is assigned to borrowers who have inadequate cash flow or collateral to satisfy their loan obligations as originally defined in the loan agreement.  Substandard loans may be placed on nonaccrual status if the conditions described above are generally met.

Risk Rating 6 (Doubtful) – This risk rating is assigned to a borrower or portion of a borrower’s loan with which the Company is no longer certain of its collectability.  A specific reserve allocation is assigned to this portion of the loan.

Risk Rating 7 (Loss) – This risk rating is assigned to loans which have been charged off or the portion of the loan that has been charged down.  “Loss” does not imply that the loan, or portion of, will never be paid, nor does it imply that there has been a forgiveness of debt.

Loans not formally rated represent residential, home equity and consumer loans.  As of December 31, 2012, $173.9 million of the total residential, home equity and consumer loan portfolio of $174.6 million were not formally rated. As of December 31, 2011, $156.6 million of the total residential, home equity, and consumer loan portfolio of $158.1 million were not formally rated.  The performance of these loans is measured by delinquency status.  The Bank underwrites first mortgage loans in accordance with FHLMC and FNMA guidelines.  These guidelines provide for specific requirements with regard to documentation and loan to value and debt to income ratios.  Home equity loan and line guidelines place a maximum loan to value ratio of 80% on these loans and the Bank requires full underwriting disclosure documentation for these loans.  These underwriting factors have produced a high performance loan portfolio.  Total delinquent loans, consisting of loans past due 60 days or more, decreased from 0.85% of total loans outstanding as of December 31, 2011 to 0.54% of total loans outstanding as of December 31, 2012.

An age analysis of past-due loans, segregated by class of loans, is as follows as of December 31:

			90 Days	Total	Total	Total	90 Days	Nonaccrual
	30–59 Days	60–89 Days	or More	Past Due	Current	Loans	and Accruing	Loans
	(In Thousands)
December 31, 2012:
Real estate:
Residential	$-	$490	$563	$1,053	$117,263	$118,316	$-	$821
Commercial	-	-		-	41,978	41,978	-	119
Construction and
land development	-	-	163	163	2,819	2,982	-	163
Home equity	25	36	-	61	45,184	45,245	-	120
Commercial and industrial	-	-	-	-	15,469	15,469	-	-
Consumer	110	-	17	127	10,926	11,053	-	17
Total	$135	$526	$743	$1,404	$233,639	$235,043	$-	$1,240

December 31, 2011:
Real estate:
Residential	$-	$516	$430	$946	$98,746	$99,692	$-	$1,186
Commercial	-	-	250	250	39,473	39,723	-	250
Construction and
land development	-	-	399	399	908	1,307	-	399
Home equity	38	-	-	38	48,446	48,484	-	238
Commercial and industrial	-	-	215	215	16,737	16,952	-	215
Consumer	52	1	18	71	9,842	9,913	-	18
	$90	$517	$1,312	$1,919	$214,152	$216,071	$-	$2,306

Information about loans that meet the definition of an impaired loan in ASC 310-10-35 is as follows as of and for the years ended December 31:

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
	(In Thousands)
December 31, 2012:
With no related allowance recorded:
Real Estate:
Residential	$180	$180	$-	$449	$15
Commercial	119	119	-	115	7
Home equity	5	5	-	6	-
Construction and land development	163	163	-	257	62
Commercial and industrial	-	-	-	70	5
Total impaired with no related allowance	$467	$467	$-	$897	$89

Total
Real Estate:
Residential	$180	$180	$-	$449	$15
Commercial	119	119	-	115	7
Home equity	5	5	-	6	-
Construction and land development	163	163	-	257	62
Commercial and industrial	-	-	-	70	5
Total impaired loans	$467	$467	$-	$897	$89

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
	(In Thousands)
December 31, 2011:
With no related allowance recorded:
Real Estate:
Residential	$571	$571	$-	$564	$8
Commercial	250	318	-	315	9
Home equity	-	-	-	6	-
Construction and land development	399	753	-	683	-
Commercial and industrial	215	215	-	46	1
Total impaired with no related allowance	$1,435	$1,857	$-	$1,614	$18

With an allowance recorded:
Real Estate:
Residential	$237	$237	$62	$239	$10
Total impaired with an allowance recorded	$237	$237	$62	$239	$10

Total
Real Estate:
Residential	$808	$808	$62	$803	$18
Commercial	250	318	-	315	9
Home equity	-	-	-	6	-
Construction and land development	399	753	-	683	-
Commercial and industrial	215	215	-	46	1
Total impaired loans	$1,672	$2,094	$62	$1,853	$28

The following tables set forth information regarding troubled debt restructured loans that were restructured during the years ended December 31:

		Pre-Modification	Post- Modification
	Number of	Outstanding Recorded	Outstanding Recorded
	Contracts	Investment	Investment
		(Dollars In Thousands)
December 31, 2012:
Troubled Debt Restructurings:
Commercial	1	66	72
	1	$66	$72

	Number of
	Contracts	Recorded Investment
Troubled Debt Restructurings		(Dollars In Thousands)
That Subsequently Defaulted:
Commercial	1	$68
	1	$68

There was one loan modified as a troubled debt restructure during 2012. Past-due principal, interest and legal fees were capitalized to the loan to bring all payments current. The loan was individually evaluated for impairment and it was determined that no related allowance allocation was necessary. The loan was reported as impaired and is on nonaccrual status as of December 31, 2012.

		Pre-Modification	Post- Modification
	Number of	Outstanding Recorded	Outstanding Recorded
	Contracts	Investment	Investment
	(Dollars In Thousands)
December 31, 2011:
Troubled Debt Restructurings:
Residential	2	$531	$571
	2	$531	$571

There were no troubled debt restructurings that subsequently defaulted as of December 31, 2011.

There were two loans modified as troubled debt restructures during 2011.  Past-due principal, interest and escrow payments were capitalized to the loans to bring all payments current.  The loans were individually evaluated for impairment and it was determined that no related allowance allocation was necessary.  Both loans were reported as impaired loans and were on nonaccrual status as of December 31, 2011.

As of December 31, 2012 and 2011, there were no commitments to lend additional funds to borrowers whose loans were modified in troubled debt restructurings.

The balance of mortgage servicing rights included in other assets at December 31, 2012 and 2011 was $822,000 and $158,000, respectively.  Mortgage servicing rights of $774,000 and $169,000 were capitalized in 2012 and 2011, respectively.  Amortization of mortgage servicing rights was $106,000 in 2012 and $6,000 in 2011.  The fair value of these rights was $1,036,000 and $164,000 as of December 31, 2012 and 2011, respectively.  Following is an analysis of the aggregate changes in the valuation allowance for mortgage servicing rights for the years ended December 31:

	2012	2011
	(In Thousands)
Balance, beginning of year	$5	$-
Additions	41	5
Reductions	(37)	-
Balance, end of year	$9	$5

Mortgage loans serviced for others are not included in the accompanying consolidated balance sheets.  The unpaid principal balances of mortgage loans serviced for others were $88,728,000 and $25,802,000 as of December 31, 2012 and 2011, respectively.

PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PREMISES AND EQUIPMENT
NOTE 5 - PREMISES AND EQUIPMENT

The following is a summary of premises and equipment as of December 31:

	2012	2011
	(In Thousands)
Leasehold improvements	$1,290	$1,255
Furniture and equipment	2,284	2,576
	3,574	3,831
Accumulated depreciation and amortization	(2,750)	(3,152)
	$824	$679

DEPOSITS	12 Months Ended
Dec. 31, 2012
DEPOSITS
NOTE 6 - DEPOSITS

The aggregate amount of time deposit accounts in denominations of $100,000 or more as of December 31, 2012 and 2011 was $31,331,000 and $34,601,000, respectively.

For time deposits as of December 31, 2012, the scheduled maturities for years ended December 31 are:

(In Thousands)
2013	$46,227
2014	11,270
2015	8,300
2016	2,682
2017	3,992
Total	$72,471

As of December 31, 2012, the Bank has one depositor with total deposits of $23,822,000 or 7.0% of the Company’s total deposits.

SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE	12 Months Ended
Dec. 31, 2012
SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE
NOTE 7 - SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

Securities sold under agreements to repurchase consist of funds borrowed from customers on a short-term basis secured by portions of the Company's investment portfolio.  The securities which were sold have been accounted for not as sales but as borrowings.  The securities consisted of debt securities issued by U.S. government sponsored enterprises, corporations and agencies and states and municipalities.  The securities were held in safekeeping by the Federal Home Loan Bank and Merrill Lynch, under the control of the Company.  The purchasers have agreed to sell to the Company substantially identical securities at the maturity of the agreements.  The agreements mature generally within three months from date of issue.

FEDERAL HOME LOAN BANK ADVANCES	12 Months Ended
Dec. 31, 2012
FEDERAL HOME LOAN BANK ADVANCES
NOTE 8 - FEDERAL HOME LOAN BANK ADVANCES

Advances consist of funds borrowed from the Federal Home Loan Bank of Boston (FHLB). There were no FHLB advances outstanding as of December 31, 2012 and 2011.

Borrowings from the FHLB are secured by a blanket lien on qualified collateral, consisting primarily of loans with first mortgages secured by one to four family properties and other qualified assets.

The Company has a line of credit with the FHLB in the amount of $1,525,000 at December 31, 2012 and 2011.  At December 31, 2012 and 2011, there were no advances outstanding under this line of credit.

INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2012
INCOME TAX EXPENSE
NOTE 9 - INCOME TAX EXPENSE

The components of income tax expense are as follows for the years ended December 31:

	2012	2011
	(In Thousands)
Current:
Federal	$541	$(414)
State	2	2
	543	(412)

Deferred:
Federal	164	513
State	-	315
	164	828
Total income tax expense	$707	$416

The reasons for the differences between the statutory federal income tax rate and the effective tax rates are summarized as follows for the years ended December 31:

	2012	2011
	% of	% of
	Income	Income
Federal income tax at statutory rate	34.0%	34.0%
Increase (decrease) in tax resulting from:
Tax-exempt income	(9.2)	(17.1)
Other	0.9	(1.3)
State tax expense, net of federal tax benefit	0.0	15.8
Effective tax rates	25.7%	31.4%

The Company had gross deferred tax assets and gross deferred tax liabilities as follows as of December 31:

	2012	2011
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$753	$725
Deferred compensation	181	125
Impairment of operating lease	39	54
Writedown of securities	4	-
Restricted stock awards	12	-
Other	57	46
Alternative minimum tax carryforward	368	116
Gross deferred tax assets	1,414	1,066

Deferred tax liabilities:
Depreciation	(131)	(21)
Deferred loan costs/fees	(286)	(164)
Mortgage servicing rights	(280)	-
Net unrealized holdings gain on available-for-sale securities	(581)	(369)
Gross deferred tax liabilities	(1,278)	(554)
Net deferred tax asset	$136	$512

Deferred tax assets as of December 31, 2012 and 2011 have not been reduced by a valuation allowance because management believes that it is more likely than not that the full amount of deferred taxes will be realized.

As of December 31, 2012, the Company had no operating loss carryovers for income tax purposes.

It is the Company’s policy to provide for uncertain tax positions and the related interest and penalties based upon management’s assessment of whether a tax benefit is more likely than not to be sustained upon examination by tax authorities.  As of December 31, 2012 and 2011, there were no material uncertain tax positions related to federal and state income tax matters.  The Company is currently open to audit under the statute of limitations by the Internal Revenue Service and state taxing authorities for the years ended December 31, 2008 through December 31, 2012.

In January of 2011, the Bank formed a subsidiary Passive Investment Company (PIC).  Under State of Connecticut statutes, such a company is not subject to Connecticut corporation business taxes.  Provided that the Bank meets the mandated statutory requirements the Company’s Connecticut corporation business taxes should be significantly reduced or eliminated.  During 2011, net income was negatively impacted by approximately $315,000, consisting of certain non-recurring charges incurred in establishing the PIC.

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 10 - COMMITMENTS AND CONTINGENT LIABILITIES

As of December 31, 2012 the Company was obligated under non-cancelable operating leases for bank premises and equipment expiring between March 2013 and September 2020.  Certain leases contain renewal options. The cost of such renewals is not included below.  The total minimum rental due in future periods under these existing agreements is as follows as of December 31, 2012:

(In Thousands)
2013	$729
2014	853
2015	759
2016	533
2017	496
Thereafter	1,419
Total	$4,789

Certain leases contain provisions for escalation of minimum lease payments contingent upon percentage increases in the consumer price index.  Total rental expense amounted to $564,000 and $577,000 for the years ended December 31, 2012 and 2011, respectively.

On November 28, 2008, the Company entered into an agreement with its data processing servicer which ends in five years, and automatically continues for three years, unless terminated by either party with notice.  Under the agreement, the Company must pay a termination fee as described in the agreement if the Company terminates the agreement with notice, before the end of the agreement.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS
NOTE 11 - FAIR VALUE MEASUREMENTS

ASC 820-10, “Fair Value Measurements and Disclosures,” provides a framework for measuring fair value under generally accepted accounting principles.  This guidance also allows an entity the irrevocable option to elect fair value for the initial and subsequent measurement for certain financial assets and liabilities on a contract-by-contract basis.

In accordance with ASC 820-10, the Company groups its financial assets and financial liabilities measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value.

Level 1 - Valuations for assets and liabilities traded in active exchange markets, such as the New York Stock Exchange.  Level 1 also includes U.S. Treasury, other U.S. Government and agency mortgage-backed securities that are traded by dealers or brokers in active markets.  Valuations are obtained from readily available pricing sources for market transactions involving identical assets or liabilities.

Level 2 - Valuations for assets and liabilities traded in less active dealer or broker markets.  Valuations are obtained from third party pricing services for identical or comparable assets or liabilities.

Level 3 - Valuations for assets and liabilities that are derived from other methodologies, including option pricing models, discounted cash flow models and similar techniques, are not based on market exchange, dealer, or broker traded transactions.  Level 3 valuations incorporate certain assumptions and projections in determining the fair value assigned to such assets and liabilities.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  The Company did not have any significant transfers of assets between Level 1 and Level 2 of the fair value hierarchy during the year ended December 31, 2012.

A description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, is set forth below.  These valuation methodologies were applied to all of the Company’s financial assets and financial liabilities carried at fair value for December 31, 2012 and 2011.

The Company’s cash instruments are generally classified within Level 1 or Level 2 of the fair value hierarchy because they are valued using quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency.

The Company’s investment in obligations of states and municipalities, mortgage-backed securities and other debt securities available-for-sale are generally classified within Level 2 of the fair value hierarchy.  For these securities, we obtain fair value measurements from independent pricing services.  The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. treasury yield curve, trading levels, market consensus prepayment speeds, credit information, and the instrument’s terms and conditions.

Level 3 is for positions that are not traded in active markets or are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments are generally based on available market evidence.  In the absence of such evidence, management’s best estimate is used.  Subsequent to inception, management only changes Level 3 inputs and assumptions when corroborated by evidence such as transactions in similar instruments, completed or pending third-party transactions in the underlying investment or comparable entities, subsequent rounds of financing, recapitalization and other transactions across the capital structure, offerings in the equity or debt markets, and changes in financial ratios or cash flows.

The Company’s impaired loans are reported at the fair value of the underlying collateral if repayment is expected solely from the collateral.  Collateral values are estimated using Level 2 inputs based upon appraisals of similar properties obtained from a third party.  For Level 3 inputs, fair values are based on management estimates.

Other real estate owned values are estimated using Level 2 inputs based upon appraisals of similar properties obtained from a third party.  For Level 3 inputs, fair values are based on management estimates.

The following summarizes assets measured at fair value for the period ending December 31, 2012 and 2011:

ASSETS MEASURED AT FAIR VALUE ON A RECURRING BASIS

	Fair Value Measurements at Reporting Date Using:
		Quoted Prices in	Significant	Significant
		Active Markets for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	Level 1	Level 2	Level 3
	(In Thousands)
December 31, 2012:
Debt securities issued by U.S. government
corporations and agencies	$30,835	$-	$30,835	$-
Obligations of states and municipalities	14,551	-	14,551	-
Corporate debt securities	2,053	-	2,053	-
Mortgage-backed securities	43,257	-	43,257	-
SBA loan pools	1,124	-	1,124	-
Totals	$91,820	$-	$91,820	$-

December 31, 2011:
Debt securities issued by U.S. government
corporations and agencies	$12,542	$-	$12,542	$-
Obligations of states and municipalities	13,613	-	13,613	-
Corporate debt securities	2,484	-	2,484	-
Mortgage-backed securities	26,867	-	26,867	-
SBA loan pools	1,353	-	1,353	-
Totals	$56,859	$-	$56,859	$-

Under certain circumstances we make adjustments to fair value for our assets and liabilities although they are not measured at fair value on an ongoing basis.  The following table presents the financial instruments carried on the consolidated balance sheet by caption and by level in the fair value hierarchy, at December 31, 2012 and 2011, for which a nonrecurring change in fair value has been recorded:

ASSETS MEASURED AT FAIR VALUE ON A NONRECURRING BASIS

	Fair Value Measurements at Reporting Date Using:
		Quoted Prices in	Significant	Significant
		Active Markets for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	Level 1	Level 2	Level 3
	(In Thousands)
December 31, 2012:
Other real estate owned	$213	$-	$-	$213
Totals	$213	$-	$-	$213

December 31, 2011:
Impaired loans	$175	$-	$-	$175
Totals	$175	$-	$-	$175

The estimated fair values of the Company’s financial instruments, all of which are held or issued for purposes other than trading, are as follows as of December 31:

	December 31, 2012
	Carrying	Fair Value
	Amount	Level 1	Level 2	Level 3	Total
	(In Thousands)
Financial assets:
Cash and cash equivalents	$34,100	$34,100	$-	$-	$34,100
Interest-bearing time deposits with other banks	3,789	-	3,892	-	3,892
Available-for-sale securities	91,820	-	91,820	-	91,820
Federal Home Loan Bank stock	589	589	-	-	589
Loans, net	233,290	-	-	239,465	239,465
Accrued interest receivable	1,019	1,019	-	-	1,019

Financial liabilities:					-
Deposits	340,409	-	340,857	-	340,857
Securities sold under agreements to repurchase	3,569	-	3,569	-	3,569

	December 31, 2011
	Carrying Amount	Fair Value
	(In Thousands)
Financial assets:
Cash and cash equivalents	$91,880	$91,880
Interest-bearing time deposits with other banks	4,728	4,899
Available-for-sale securities	56,859	56,859
Federal Home Loan Bank stock	660	660
Loans, net	214,084	220,659
Accrued interest receivable	964	964
Financial liabilities:
Deposits	344,777	345,515
Securities sold under agreements to repurchase	3,548	3,548

The carrying amounts of financial instruments shown in the above table are included in the consolidated balance sheets under the indicated captions.  Accounting policies related to financial instruments are described in Note 2.

FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS
NOTE 12 - FINANCIAL INSTRUMENTS

The Company is party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers.  These financial instruments include commitments to originate loans, unadvanced funds on loans and standby letters of credit.  The instruments involve, to varying degrees, elements of credit risk in excess of the amount recognized in the balance sheets.  The contract amounts of those instruments reflect the extent of involvement the Company has in particular classes of financial instruments.

The Company's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for loan commitments is represented by the contractual amounts of those instruments.  The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance sheet instruments.

Commitments to originate loans are agreements to lend to a customer provided there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements.  The Company evaluates each customer's creditworthiness on a case-by-case basis.  The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management's credit evaluation of the borrower.  Collateral held varies, but may include secured interests in mortgages, accounts receivable, inventory, property, plant and equipment and income-producing properties.

Standby letters of credit are conditional commitments issued by the Company to guarantee the performance by a customer to a third party.  The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers.  As of December 31, 2012 and 2011, the maximum potential amount of the Company’s obligation was $175,000 and $292,000, respectively for financial and standby letters of credit.  The Company’s outstanding letters of credit generally have a term of less than one year.  If a letter of credit is drawn upon, the Company may seek recourse through the customer’s underlying line of credit.  If the customer’s line of credit is also in default, the Company may take possession of the collateral, if any, securing the line of credit.

Notional amounts of financial instrument liabilities with off-balance-sheet credit risk are as follows as of December 31:

	2012	2011
	(In Thousands)
Commitments to originate loans	$13,459	$4,571
Standby letters of credit	175	292
Unadvanced portions of loans:
Construction loans	1,778	70
Commercial lines of credit	11,383	8,059
Consumer	688	674
Home equity lines of credit	32,550	28,716
	$60,033	$42,382

There is no material difference between the notional amounts and the estimated fair values of the above off-balance sheet liabilities.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
NOTE 13 - RELATED PARTY TRANSACTIONS

Certain directors and executive officers of the Company and companies in which they have significant ownership interest were customers of the Bank during 2012.  Total loans to such persons and their companies amounted to $3,944,000 as of December 31, 2012.  During the year ended December 31, 2012 principal payments totaled $2,290,000 and advances amounted to $1,427,000.

Deposits from related parties held by the Company as of December 31, 2012 and 2011 amounted to $4,669,000 and $813,000, respectively.

During 2012 and 2011, the Company paid $64,000 and $61,000, respectively, for rent and related expenses of the Company’s Granby branch office to a company of which a bank director is a principal.  The rent expense for the Granby branch included in Note 10 amounted to $43,000 in 2012 and $45,000 in 2011.

SIGNIFICANT GROUP CONCENTRATIONS OF CREDIT RISK	12 Months Ended
Dec. 31, 2012
SIGNIFICANT GROUP CONCENTRATIONS OF CREDIT RISK
NOTE 14 - SIGNIFICANT GROUP CONCENTRATIONS OF CREDIT RISK

Most of the Company's business activity is with customers located within the state.  There are no concentrations of credit to borrowers that have similar economic characteristics.  The majority of the Company's loan portfolio is comprised of loans collateralized by real estate located in the state of Connecticut.

OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2012
OTHER COMPREHENSIVE INCOME
NOTE 15 – OTHER COMPREHENSIVE INCOME

Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income.  Although certain changes in assets and liabilities are reported as a separate component of the equity section of the consolidated balance sheets, such items, along with net income, are components of comprehensive income.

The components of other comprehensive income, included in stockholders’ equity are as follows during the years ended December 31:

	2012	2011
	(In Thousands)
Net unrealized holding gains on available-for-sale securities	$736	$1,105
Reclassification adjustment for realized gains in net income	(113)	(445)
Other comprehensive income before income tax effect	623	660
Income tax expense	(212)	(203)
Other comprehensive income, net of tax	$411	$457

At December 31, 2012 and 2011, the components of accumulated other comprehensive income, included in stockholders’ equity, are as follows:

	2012	2011
	(In Thousands)
Net unrealized gain on securities available-for-sale, net of tax	$1,128	$717
Total accumulated other comprehensive income	$1,128	$717

REGULATORY MATTERS	12 Months Ended
Dec. 31, 2012
REGULATORY MATTERS
NOTE 16 - REGULATORY MATTERS

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Bank’s financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of its assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices.  The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier 1 capital (as defined) to average assets (as defined).  Management believes, as of December 31, 2012 and 2011, that the Bank meets all capital adequacy requirements to which it is subject.

As of December 31, 2012, the most recent notification from the Federal Deposit Insurance Corporation categorized the Bank as well capitalized under the regulatory framework for prompt corrective action.  To be categorized as well capitalized the Bank must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the table.  There are no conditions or events since that notification that management believes have changed the institution's category.

The Bank’s actual capital amounts and ratios are also presented in the table.

						To Be Well
						Capitalized Under
			For Capital			Prompt Corrective
	Actual		Adequacy Purposes			Action Provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
	(Dollars In Thousands)
As of December 31, 2012:
Total Capital (to Risk Weighted Assets)	$30,637	14.68%	$16,694	≥	8.0%	$20,868	≥	10.0%
Tier 1 Capital (to Risk Weighted Assets)	28,043	13.44	8,347	≥	4.0	12,521	≥	6.0
Tier 1 Capital (to Average Assets)	28,043	7.73	14,520	≥	4.0	18,150	≥	5.0

As of December 31, 2011:
Total Capital (to Risk Weighted Assets)	28,390	14.44	15,731	≥	8.0	19,664	≥	10.0
Tier 1 Capital (to Risk Weighted Assets)	25,932	13.19	7,865	≥	4.0	11,798	≥	6.0
Tier 1 Capital (to Average Assets)	25,932	7.46	13,896	≥	4.0	17,370	≥	5.0

The declaration of cash dividends is dependent on a number of factors, including regulatory limitations, and the Company's operating results and financial condition.  The stockholders of the Company will be entitled to dividends only when, and if, declared by the Company's Board of Directors out of funds legally available therefore.  The declaration of future dividends will be subject to favorable operating results, financial conditions, tax considerations, and other factors.

Under Connecticut law, the Bank may pay dividends only out of net profits.  The Connecticut Banking Commissioner’s approval is required for dividend payments which exceed the current year’s net profits and retained net profits from the preceding two years.  As of December 31, 2012, the Bank is restricted from declaring dividends to the Company in an amount greater than $3,365,000.

EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2012
EMPLOYEE BENEFITS
NOTE 17 - EMPLOYEE BENEFITS

The Company sponsors a 401(k) savings and retirement plan.  Employees who were 21 years of age and employed on the plan's effective date were immediately eligible to participate in the plan.  Other employees who have attained age 21 are eligible for membership on the first day of the month following completion of 90 days of service.

The provisions of the 401(k) plan allow eligible employees to contribute subject to IRS limitations.  The Company's matching contribution will be determined at the beginning of the plan year.  The Company's expense under this plan was $105,000 in 2012 and $92,000 in 2011.

The Company entered into Supplemental Executive Retirement Agreements with current and former executive officers.  The agreements require the payment of specified benefits upon retirement over specified periods as described in each agreement.  The total liability for the agreements included in other liabilities was $533,000 at December 31, 2012 and $368,000 at December 31, 2011.  Expenses under these agreements amounted to $170,000 and $147,000, respectively, for the years ended December 31, 2012 and 2011. Payments made under the agreements were $5,000 for each of the years ended December 31, 2012 and 2011.

The Company entered into employment agreements (the “Agreements”) with the Executive Officers of the Company.  The Agreements provide for severance benefits upon termination following a change in control as defined in the agreements in amounts equal to cash compensation as defined in the agreements, and fringe benefits that the Executive(s) would have received if the Executive(s) would have continued working for an additional two years. The agreements also include provisions to accelerate vesting for stock option plans; or for additional credit for years of service under benefit plans.

STOCK BASED COMPENSATION PLANS	12 Months Ended
Dec. 31, 2012
STOCK BASED COMPENSATION PLANS
NOTE 18 - STOCK BASED COMPENSATION  PLANS

The SBT Bancorp, Inc. 1998 Stock Plan (“1998 Plan”) provided for the granting of options to purchase shares of common stock or the granting of shares of restricted stock up to an aggregate amount of 142,000 shares of common stock of the Company.  Options granted under the 1998 Plan may have been either Incentive Stock Options (“ISOs”) within the meaning of Section 422 of the Internal Revenue Code or non-qualified options (“NQOs”) which do not qualify as ISOs.  Effective March 17, 2009, no additional restricted stock awards or stock options may be granted under the 1998 Plan.

On May 10, 2011, the stockholders of SBT Bancorp, Inc. approved the SBT Bancorp, Inc. 2011 Stock Award and Option Plan (“2011 Plan”).  The 2011 Plan provides for the granting of options to purchase shares of common stock or the granting of shares of restricted stock up to an aggregate amount of 100,000 shares of common stock of the Company.  Options granted under the 2011 Plan may be either Incentive Stock Options (“ISOs”) within the meaning of Section 422 of the Internal Revenue Code or non-qualified options (“NQOs”) which do not qualify as ISOs.

The exercise price for shares covered by an ISO may not be less than 100% of the fair market value of common stock on the date of grant.  All options must expire no later than ten years from the date of grant.

During 2012 and 2011, the Company granted 10,570 shares and 11,620 shares, respectively, of restricted stock with an award value of $251,000 and $235,000, respectively, or $23.75 and $20.22 per share, respectively.  The restricted shares vest over a three year period.  During 2012 and 2011, the Company recognized compensation expense related to the restricted shares awarded in the amounts of $82,000 and $29,000, respectively.  The recognized tax benefit related to this expense was $28,000 in 2012 and $10,000 in 2011.

A summary of the status of the restricted stock awards as of December 31 and changes during the years ending on that date is presented below:

	2012		2011
		Weighted-Average		Weighted-Average
Fixed Options	Shares	Exercise Price	Shares	Exercise Price
Non-vested restricted stock awards
at beginning of year	11,206	$23.75	-	$-
Restricted shares granted	10,570	20.22	11,620	23.75
Shares vested	(3,734)	23.75	-	-
Forfeited	-	-	(414)	23.75
Non-vested restricted stock awards
at end of year	18,042	$20.33	11,206	$23.75

As of December 31, 2012, the unrecognized share-based compensation expense related to the non-vested restricted stock awards was $367,000.  This amount is expected to be recognized over a weighted average period of 2.5 years.

The Company did not grant any stock options in 2012 and 2011.

A summary of the status of the Company’s stock option plans as of December 31 and changes during the years ended on that date is presented below:

	2012		2011
		Weighted-Average		Weighted-Average
Fixed Options	Shares	Exercise Price	Shares	Exercise Price
Outstanding at beginning of year	32,811	$30.07	49,875	$30.21
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	(1,311)	15.65	(17,064)	30.48
Outstanding at end of year	31,500	30.67	32,811	30.07

Options exercisable at year-end	31,500	$30.67	32,811	$30.07
Weighted-average fair value of
options granted during the year	N/A		N/A

The following table summarizes information about fixed stock options outstanding as of December 31, 2012:

Options Outstanding and Exercisable
		Weighted-Average
	Number	Remaining	Number
Exercise Price	Outstanding	Contractual Life	Exercisable	Exercise Price
$31.50	21,000	2.97 years	21,000	$31.50
29.00	10,500	3.48 years	10,500	29.00
$30.67	31,500	3.14 years	31,500	$30.67

As of December 31, 2012, compensation costs related to stock options granted under the Plans have been fully recognized.  There were no shares that vested during the years ended December 31, 2012 and 2011.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE
NOTE 19 – EARNINGS PER SHARE

Reconciliation of the numerators and the denominators of the basic and diluted per share computations for net income available to common stockholders are as follows:

	2012	2011
	(In Thousands, Except Per Share Data)
Basic earnings per share computation:
Net income	$2,044	$910
Preferred stock net accretion	(12)	(135)
Cumulative preferred stock dividends	(134)	(225)
Net income available to common shareholders	$1,898	$550

Weighted average shares outstanding, basic	867,087	864,986

Basic earnings per share	$2.19	$0.64

Diluted earnings per share computation:
Net income	$2,044	$910
Preferred stock net accretion	(12)	(135)
Cumulative preferred stock dividends	(134)	(225)
Net income available to common shareholders	$1,898	$550

Weighted average shares outstanding, before dilution	867,087	864,986
Dilutive potential shares	5,119	4,550
Weighted average shares outstanding, assuming dilution	872,206	869,536

Diluted earnings per share	$2.18	$0.63

PREFERRED STOCK	12 Months Ended
Dec. 31, 2012
PREFERRED STOCK
NOTE 20 - PREFERRED STOCK

On March 27, 2009, the Company entered into a Letter Agreement, which includes a Securities Purchase Agreement (together, the “Purchase Agreement”), with the United States Department of the Treasury (“Treasury Department”) pursuant to which the Company has issued and sold to the Treasury Department: (i) 4,000 shares of the Company’s Fixed Rate Cumulative Perpetual Preferred Stock, Series A, no par (the “Series A Preferred Stock”), having a liquidation amount per share of $1,000 for a total purchase price of $4,000,000 and (ii) a warrant (the “Warrant”) to purchase 200.002 shares of the Company’s Fixed Rate Cumulative Perpetual Preferred Stock, Series B, no par (the “Series B Preferred Stock”), with a liquidation amount of $1,000 per share, at an exercise price of $.01.  The Warrant had a ten-year term and was immediately exercisable.  Immediately following the issuance of the Series A Preferred Stock and the Warrant, the Treasury Department exercised its rights under the Warrant to acquire 200 shares of the Series B Preferred Stock through a cashless exercise.

During the year ended December 31, 2011, in connection with the Company’s participation in the Treasury’s Small Business Lending Fund (“SBLF”) program described below, the Company redeemed all of its Series A and B Preferred Stock for $4,200,000.

The Series A Preferred Stock paid cumulative dividends at a rate of 5% per 360-day year for the first five years and thereafter at a rate of 9% per 360-day year.  The Series A Preferred Stock and the Series B Preferred Stock was redeemable by the Company upon payment of the liquidation amount plus accrued and unpaid dividends (the “Redemption Amount”).  The Series A Preferred Stock was generally non-voting.  The Series B Preferred Stock paid cumulative dividends at a rate of 9% per 360-day year.  The Series B Preferred Stock generally had the same rights and privileges as the Series A Preferred Stock.

The Series A Preferred Stock and the Warrant were issued in a private placement exempt from registration pursuant to Section 4(2) of the Securities Act of 1933, as amended.  The Company agreed to register for resale the Series A Preferred Stock and the Series B Preferred Stock upon request of the Treasury Department.  The Purchase Agreement provided that neither the Series A Preferred Stock nor the Series B Preferred Stock were subject to any contractual restrictions on transfer, except that the Treasury Department and its transferees may not effect any transfer of the Series A Preferred Stock or the Series B Preferred Stock that would have caused the Company to otherwise become subject to the periodic reporting requirements of the Securities Exchange Act of 1934.  The Purchase Agreement also provided for certain restrictions on dividend payments and stock repurchases by the Company.

The Company allocated the $4,000,000 in proceeds received from the U.S. Treasury Department between Series A Preferred Stock and Series B Preferred Stock assuming that the Preferred Stock would be replaced with a qualifying equity offering and the Preferred Stock would therefore be redeemed at the end of five years.  The allocation was recorded assuming a discount rate of 12% on the cash flows of each instrument.

The allocation of the proceeds was as follows:

(In Thousands)
Series A Preferred Stock	$3,770
Series B Preferred Stock	230
Proceeds received from the Treasury Department	$4,000

The Series A Preferred Stock was being accreted over a five-year period so that, at the end of five years, the balance in Series A Preferred Stock would equal $4,000,000.  During the year ended December 31, 2011, in conjunction with the Company’s redemption of the Series A Preferred Stock the remaining accretion was recorded to increase the balance to $4,000,000, the redemption amount.  The aggregate accretion from retained earnings was $150,000 in 2011.

The Series B Preferred Stock was being amortized over a five-year period so that, at the end of five years, the balance in Series B Preferred Stock would equal $200,000.  During the year ended December 31, 2011, in conjunction with the Company’s redemption of the Series B Preferred Stock the remaining amortization was recorded to decrease the balance to $200,000, the redemption amount.  The aggregate amortization to retained earnings was $20,000 in 2011.

On August 11, 2011, as part of the United States Department of the Treasury (the “Treasury”) Small Business Lending Fund program (the “SBLF”), the Company entered into a Small Business Lending Fund – Securities Purchase Agreement (the “Purchase Agreement”) with the Secretary of the Treasury (the “Secretary”), pursuant to which the Company agreed to issue and sell, and the Secretary agreed to purchase, 9,000 shares of the Company’s Senior Non-cumulative Perpetual Preferred Stock, Series C, having a liquidation preference of $1,000 per share (the “SBLF Preferred Stock”), for a purchase price of $9,000,000.  The SBLF Preferred Stock was issued pursuant to the SBLF program, a $30 billion fund established under the Small Business Jobs Act of 2010 that was created to encourage lending to small business by providing capital to qualified community banks with assets of less than $10 billion.

The transaction described above closed on August 11, 2011.  The SBLF Preferred Stock has no maturity date and ranks senior to the Company’s common stock with respect to the payment of dividends and distributions and amounts payable upon liquidation, dissolution and winding up of the Company.

The SBLF Preferred Stock qualifies as Tier 1 capital and will pay non-cumulative dividends quarterly on each January 1, April 1, July 1 and October 1, beginning October 1, 2011.  The dividend rate can fluctuate on a quarterly basis during the first 10 quarters during which the SBLF Preferred Stock is outstanding, based upon changes in the level of “Qualified Small Business Lending” or “QSBL” (as defined in the Purchase Agreement).  Based upon the increase in the Bank’s level of QSBL over the baseline level calculated under the terms of the Purchase Agreement, at December 31, 2012, the dividend rate payable by the Company on the Series C Preferred Stock is 1.00%.  For the second through ninth calendar quarters, the dividend rate may be adjusted between one percent (1%) and five percent (5%) per annum to reflect the amount of change in the Bank’s level of QSBL.  If the level of the Bank’s qualified small business loans declines so that the percentage increase in QSBL as compared to the baseline level is less than 10%, then the dividend rate payable on the SBLF Preferred Stock would increase.  For the tenth calendar quarter through four-and-one-half years after issuance, the dividend rate will be fixed at between one percent (1%) and seven percent (7%) based upon the increase in QSBL as compared to the baseline.  After four-and-one-half years from issuance, the dividend rate will increase to 9% (including a quarterly lending incentive fee of 0.5%).

The SBLF Preferred Stock is non-voting, except in limited circumstances.  In the event that the Company misses five dividend payments, whether or not consecutive, the holder of the SBLF Preferred Stock will have the right, but not the obligation, to appoint a representative as an observer on the Company’s Board of Directors.

The SBLF Preferred Stock may be redeemed at any time at the Company’s option, at a redemption price of 100% of the liquidation amount plus accrued but unpaid dividends to the date of redemption for the current period, subject to the approval of the Federal Deposit Insurance Corporation.

Under the terms of the SBLF Preferred Stock, the Company may only declare and pay a dividend on the common stock or other stock junior to the SBLF Preferred Stock, or repurchase shares of any such class or series of stock, if, after payment of such dividend, the dollar amount of the Company’s Tier 1 Capital would be at least 90% of the Signing Date Tier 1 Capital, as set forth in the Certificate of Amendment to the Certificate of Incorporation of the Company fixing the designations, preferences, limitations and relative rights of the SBLF Preferred Stock, excluding any subsequent net charge-offs and any redemption of the SBLF Preferred Stock (the “Tier 1 Dividend Threshold”).  The Tier 1 Dividend Threshold is subject to reduction, beginning on the second anniversary of issuance and ending on the tenth anniversary, by 10% for each one percent increase in QSBL over the baseline level.

Pursuant to the Purchase agreement, approximately $4,252,000 of the proceeds from the sale of the SBLF Preferred Stock was used to redeem the 4,000 shares of the Company’s Fixed Rate Cumulative Perpetual Preferred Stock, Series A, and 200 shares of the Company’s Fixed Rate Cumulative Perpetual Preferred Stock, Series B (collectively, the “CPP Preferred Stock”), issued in March 2009 to the Treasury under the Capital Purchase Program (“CPP”), plus the accrued and unpaid dividends owed on the CPP Preferred Stock through the date of closing of the sale of the SBLF Preferred Stock to the Secretary.

LEGAL CONTINGENCIES	12 Months Ended
Dec. 31, 2012
LEGAL CONTINGENCIES
NOTE 21 – LEGAL CONTINGENCIES

Various legal claims also arise from time to time in the normal course of business which, in the opinion of management, will have no material effect on the Company’s consolidated financial statements.

RECLASSIFICATION	12 Months Ended
Dec. 31, 2012
RECLASSIFICATION	NOTE 22 - RECLASSIFICATION Certain amounts in the prior year have been reclassified to be consistent with the current year's statement presentation.

ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
USE OF ESTIMATES
USE OF ESTIMATES:

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

BASIS OF PRESENTATION
BASIS OF PRESENTATION:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary the Bank and the Bank’s wholly-owned subsidiaries, SBT Investment Services, Inc. and NERE Holdings, Inc.  SBT Investment Services, Inc. was established solely for the purpose of providing investment products, financial advice and services to its clients and the community.  NERE Holdings, Inc. was established to hold real estate. All significant intercompany accounts and transactions have been eliminated in the consolidation.

CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS:

For purposes of reporting cash flows, cash and cash equivalents include cash on hand, cash items, due from banks, Federal Home Loan Bank interest-bearing demand and overnight deposits, Federal Reserve Bank interest-bearing demand deposits, money market mutual funds and federal funds sold.

Cash and due from banks as of December 31, 2012 and 2011 includes $4,842,000 and $5,625,000, respectively, which is subject to withdrawals and usage restrictions to satisfy the reserve requirements of the Federal Reserve Bank of Boston and Bankers’ Bank Northeast.

SECURITIES
SECURITIES:

Investments in debt securities are adjusted for amortization of premiums and accretion of discounts computed so as to approximate the interest method.  Gains or losses on sales of investment securities are computed on a specific identification basis.

The Company classifies debt and equity securities into one of three categories:  held-to-maturity, available-for-sale, or trading.  These security classifications may be modified after acquisition only under certain specified conditions.  In general, securities may be classified as held-to-maturity only if the Company has the positive intent and ability to hold them to maturity.  Trading securities are defined as those bought and held principally for the purpose of selling them in the near term.  All other securities must be classified as available-for-sale.

--
Held-to-maturity securities are measured at amortized cost in the consolidated balance sheets.  Unrealized holding gains and losses are not included in earnings, or in a separate component of capital.  They are merely disclosed in the notes to the consolidated financial statements.

--
Available-for-sale securities are carried at fair value on the consolidated balance sheets.  Unrealized holding gains and losses are not included in earnings but are reported as a net amount (less expected tax) in a separate component of capital until realized.

--	Trading securities are carried at fair value on the consolidated balance sheets. Unrealized holding gains and losses for trading securities are included in earnings.

For any debt security with a fair value less than its amortized cost basis, the Company will determine whether it has the intent to sell the debt security or whether it is more likely than not it will be required to sell the debt security before the recovery of its amortized cost basis.  If either condition is met, the Company will recognize a full impairment charge to earnings.  For all other debt securities that are considered other-than-temporarily impaired and do not meet either condition, the credit loss portion of impairment will be recognized in earnings as realized losses.  The other-than-temporary impairment related to all other factors will be recorded in other comprehensive income.

Declines in marketable equity securities below their cost that are deemed other than temporary are reflected in earnings as realized losses.

As a member of the Federal Home Loan Bank (FHLB), the Company is required to invest in $100 par value stock of FHLB.  The FHLB capital structure mandates that members must own stock as determined by their Total Stock Investment Requirement which is the sum of a member’s Membership Stock Investment Requirement and Activity-Based Stock Investment Requirement.  The Membership Stock Investment Requirement is calculated as 0.35% of member’s Stock Investment Base, subject to a minimum investment of $10,000 and a maximum investment of $25,000,000.  The Stock Investment Base is an amount calculated based on certain assets held by a member that are reflected on call reports submitted to applicable regulatory authorities.  The Activity-Based Stock Investment Requirement is calculated as 3.0% for overnight advances, 4.0% for FHLB advances with original terms to maturity of two days to three months and 4.5% for other advances plus a percentage of advance commitments, 0.5% of standby letters of credit issued by the FHLB and 4.5% of the value of intermediated derivative contracts. Management evaluates the Company’s investment in FHLB stock for other-than-temporary impairment at least on a quarterly basis and more frequently when economic or market conditions warrant such evaluation.  Based on its most recent analysis of the FHLB as of December 31, 2012 management deems its investment in FHLB stock to be not other-than-temporarily impaired.

LOANS HELD-FOR-SALE
LOANS HELD-FOR-SALE:

Loans held-for-sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate.  Net unrealized losses are provided for in a valuation allowance by charges to operations.  Interest income on mortgages held-for-sale is accrued currently and classified as interest on loans.

LOANS
LOANS:

Loans receivable that management has the intent and ability to hold until maturity or payoff, are reported at their outstanding principal balances adjusted for amounts due to borrowers on unadvanced loans, any charge-offs, the allowance for loan losses and any deferred fees or costs on originated loans, or unamortized premiums or discounts on purchased loans.

Interest on loans is recognized on a simple interest basis.

Loan origination and commitment fees and certain direct origination costs are deferred, and the net amount amortized as an adjustment of the related loan's yield.  The Company is amortizing these amounts over the contractual life of the related loans.

Residential real estate loans are generally placed on nonaccrual when reaching 90 days past due or in process of foreclosure.  All closed-end consumer loans 90 days or more past due and any equity line in the process of foreclosure are placed on nonaccrual status.  Secured consumer loans are written down to realizable value and unsecured consumer loans are charged-off upon reaching 120 or 180 days past due depending on the type of loan.  Commercial real estate loans and commercial business loans and leases which are 90 days or more past due are generally placed on nonaccrual status, unless secured by sufficient cash or other assets immediately convertible to cash.  When a loan has been placed on nonaccrual status, previously accrued and uncollected interest is reversed against interest on loans.  A loan can be returned to accrual status when collectability of principal is reasonably assured and the loan has performed for a period of time, generally six months.

Cash receipts of interest income on impaired loans are credited to principal to the extent necessary to eliminate doubt as to the collectability of the net carrying amount of the loan.  Some or all of the cash receipts of interest income on impaired loans is recognized as interest income if the remaining net carrying amount of the loan is deemed to be fully collectible.  When recognition of interest income on an impaired loan on a cash basis is appropriate, the amount of income that is recognized is limited to that which would have been accrued on the net carrying amount of the loan at the contractual interest rate.  Any cash interest payments received in excess of the limit and not applied to reduce the net carrying amount of the loan are recorded as recoveries of charge-offs until the charge-offs are fully recovered.

The Company has certain lending policies and procedures in place that are designed to maximize loan income with an acceptable level of risk.  Management reviews and approves these policies and procedures on an annual basis.  A reporting system is in place which provides management with frequent reports related to loan quality, loan production, loan delinquencies and non-performing or potential problem loans.

Commercial and industrial loans are underwritten after evaluating historical and projected profitability and cash flow to determine the borrower’s ability to repay their obligation as agreed.  Underwriting standards are designed to promote relationship banking rather than transactional banking.  Commercial and industrial loans are made primarily based on the identified cash flow of the borrower and secondarily on the underlying collateral supporting the loan facility.  The cash flow of the borrower may not be as expected and the collateral supporting the loan may fluctuate in value.  Most commercial and industrial loans are secured by the assets being financed or other business assets such as accounts receivable and inventory and may incorporate a personal guarantee. Some loans may be made on an unsecured basis.  In the case of loans secured by accounts receivable, the availability of funds for the repayment of these loans may be substantially dependent upon the ability of the borrower to collect amounts due from its customers.

Commercial real estate loans are subject to the underwriting standards and processes similar to commercial and industrial loans, in addition to those underwriting standards for real estate loans.  These loans are viewed primarily as cash flow dependent and secondarily as loans secured by real estate.  Commercial real estate lending typically involves higher principal balances and longer repayment periods.  Repayment of these loans is generally dependent upon the successful operation of the property securing the loan or the principal business conducted on the property securing the loan.  Commercial real estate loans may be adversely affected by conditions in the real estate markets or the economy in general.  The properties securing the Company’s commercial real estate portfolio are diverse in terms of type and geographic location.  This diversification reduces the exposure to adverse economic conditions that affect any single market or industry.  Management monitors and evaluates commercial real estate loans based on collateral, geography and risk-rating criteria.  The Company also utilizes third-party experts to provide environmental and market valuations, in addition to economic conditions and trends within a specific industry.  The Company also tracks the level of owner occupied commercial real estate loans within its commercial real estate portfolio.  At December 31, 2012, approximately 80.0% of the outstanding principal balance of the Company’s commercial real estate loans were secured by owner-occupied properties.

With respect to land developers and builders that are secured by non-owner-occupied properties that the Company may originate from time to time, the Company generally requires that the borrower have a proven record of success.  Construction loans are underwritten based upon a financial analysis of the developers and property owners and construction cost estimates, in addition to independent appraisal valuations.  These loans will rely on the value associated with the project upon completion.  These cost and valuation estimates may be inaccurate.  Construction loans generally involve the disbursement of substantial funds over a short period of time with repayment substantially dependent upon the success of the completed project.  Sources of repayment of these loans would be permanent financing upon completion or sales of developed property.  These loans are closely monitored by onsite inspections and are considered to be of a higher risk than other real estate loans due to their ultimate repayment being sensitive to general economic conditions, availability of long-term financing, interest rate sensitivity, and governmental regulation of real property.

The Company originates consumer loans utilizing a computer-based credit-scoring analysis to supplement the underwriting process.  To monitor and manage consumer loan risk, policies and procedures are developed and modified, as needed, jointly by staff and management.  This continual review, coupled with the high volume of borrowers of smaller dollar loans, minimizes risk.  Additionally, trend and outlook reports are reviewed by management on a regular basis.  Underwriting standards for home equity loans are heavily influenced by regulatory requirements, which include but are not limited to a maximum loan-to-value of 75%, collection remedies, the number of such loans that a borrower can have at one time, and documentation requirements.

The Company engages an independent loan review firm that reviews and validates the credit risk program on a periodic basis.  Results of these reviews are presented to management and the Board of Directors.  The loan review process complements and reinforces the risk identification process and assessment decisions made by the relationship managers and credit officer, as well as the Company’s policies and procedures.

ALLOWANCE FOR LOAN LOSSES
ALLOWANCE FOR LOAN LOSSES:

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to earnings.  Loan losses are charged against the allowance when management believes the uncollectability of a loan balance is confirmed.  Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectability of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions.  This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

GENERAL COMPONENT:

The general component of the allowance for loan losses is based on historical loss experience adjusted for qualitative factors stratified by the following loan segments:  residential real estate, commercial real estate, construction, commercial and consumer.  Management uses a rolling average of historical losses based on a time frame appropriate to capture relevant loss data for each loan segment.  This historical loss factor is adjusted for the following qualitative factors:  levels/trends in delinquencies; trends in volume and terms of loans; effects of changes in risk selection and underwriting standards and other changes in lending policies, procedures and practices; experience/ability/depth of lending management and staff; and national and local economic trends and conditions.  There were no changes in the Company’s policies or methodology pertaining to the general component of the allowance for loan losses during 2012.

The qualitative factors are determined based on the various risk characteristics of each loan segment.  Risk characteristics relevant to each portfolio segment are as follows:

Residential real estate:  The Company generally does not originate loans with a loan-to-value ratio greater than 80% without obtaining private mortgage insurance for any amounts over 80% and does not grant subprime loans.  All loans in this segment are collateralized by owner-occupied residential real estate and repayment is dependent on the credit quality of the individual borrower.  The overall health of the economy, including unemployment rates and housing prices, will have an effect on the credit quality in this segment.

Commercial real estate:  Loans in this segment are primarily owner occupied throughout the Farmington Valley in Connecticut.  Management continually monitors the financial performance of these loans and the related operating entities.

Construction loans:  Loans in this segment primarily include real estate development loans for which payment is derived from sale of the property.  Credit risk is affected by cost overruns, time to sell at adequate prices, and market conditions.

Commercial loans:  Loans in this segment are made to businesses and are generally secured by assets of the businesses.  Repayment is expected for the cash flows of the business. A weakened economy will have an effect on the credit quality in this segment.

Consumer loans:  Loans in this segment are generally unsecured and repayment is dependent on the credit quality of the individual borrower.

ALLOCATED COMPONENT:

The allocated component relates to loans that are classified as impaired.  Impairment is measured on a loan-by-loan basis for commercial, commercial real estate and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.  An allowance is established when the discounted cash flows (or collateral value) of the impaired loan is lower than the carrying value of that loan.  Large groups of smaller balance homogeneous loans are collectively evaluated for impairment.  Accordingly, the Company does not separately identify individual consumer and residential real estate loans for impairment disclosures, unless such loans are subject to a troubled debt restructuring agreement.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement.  Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due.  Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.

The Company periodically may agree to modify the contractual terms of loans.  When a loan is modified and a concession is made to a borrower experiencing financial difficulty, the modification is considered a troubled debt restructuring ("TDR").  All TDRs are initially classified as impaired.

UNALLOCATED COMPONENT:

An unallocated component is maintained to cover uncertainties that could affect management’s estimate of probable losses.  The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating allocated and general reserves in the portfolio.

PREMISES AND EQUIPMENT
PREMISES AND EQUIPMENT:

Premises and equipment are stated at cost, less accumulated depreciation and amortization.  Cost and related allowances for depreciation and amortization of premises and equipment retired or otherwise disposed of are removed from the respective accounts with any gain or loss included in income or expense.  Depreciation and amortization are calculated principally on the straight-line method over the estimated useful lives of the assets.  Estimated lives are 3 to 20 years for furniture and equipment.  Leasehold improvements are amortized over the lesser of the life of the lease or the estimated life of the improvements.

OTHER REAL ESTATE OWNED AND IN-SUBSTANCE FORECLOSURES
OTHER REAL ESTATE OWNED AND IN-SUBSTANCE FORECLOSURES:

Other real estate owned includes properties acquired through foreclosures and properties classified as in-substance foreclosures in accordance with ASC 310-40, “Receivables – Troubled Debt Restructuring by Creditors.”  These properties are carried at the lower of cost or estimated fair value less estimated costs to sell.  Any writedown from cost to estimated fair value required at the time of foreclosure or classification as in-substance foreclosure is charged to the allowance for loan losses.  Expenses incurred in connection with maintaining these assets, subsequent writedowns, and gains or losses recognized upon sale are included in other expense.

In accordance with ASC 310-10-35, “Receivables – Overall – Subsequent Measurements,” the Company classifies loans as in-substance repossessed or foreclosed if the Company receives physical possession of the debtor’s assets regardless of whether formal foreclosure proceedings take place.

FAIR VALUES OF FINANCIAL INSTRUMENTS
FAIR VALUES OF FINANCIAL INSTRUMENTS:

ASC 825, “Financial Instruments,” requires that the Company disclose estimated fair values for its financial instruments.  Fair value methods and assumptions used by the Company in estimating its fair value disclosures are as follows:

Cash and cash equivalents:  The carrying amounts reported in the balance sheets for cash and cash equivalents approximate those assets' fair values.

Interest-bearing time deposits with banks:  The fair values of interest bearing time deposits with banks are estimated using discounted cash flow analyses using interest rates currently being offered for deposits with similar terms to investors.

Securities:  Fair values for securities are based on quoted market prices, where available.  If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments.

Loans held-for-sale:  Fair values for loans held-for-sale are estimated based on outstanding investor commitments, or in the absence of such commitments, are based on current investor yield requirements.

Loans receivable:  For variable-rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values.  The fair values for other loans are estimated by discounting the future cash flows, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality.

Accrued interest receivable:  The carrying amount of accrued interest receivable approximates its fair value.

Deposit liabilities:  The fair values disclosed for demand deposits, regular savings, NOW accounts, and money market accounts are equal to the amount payable on demand at the reporting date (i.e., their carrying amounts).  Fair values for certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities on time deposits.

Federal Home Loan Bank advances:  Fair values of Federal Home Loan Bank advances are estimated using discounted cash flow analyses based on the Company’s current incremental borrowing rates for similar types of borrowing arrangements.

Securities sold under agreements to repurchase:  The carrying amounts of securities sold under agreements to repurchase approximate their fair values.

Due to broker:  The carrying amount of due to broker approximates its fair value.

Off-balance sheet instruments:  The fair value of commitments to originate loans is estimated using the fees currently charged to enter similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties.  For fixed-rate loan commitments and the unadvanced portion of loans, fair value also considers the difference between current levels of interest rates and the committed rates.  The fair value of letters of credit is based on fees currently charged for similar agreements or on the estimated cost to terminate them or otherwise settle the obligation with the counterparties at the reporting date.

ADVERTISING	ADVERTISING: The Company directly expenses costs associated with advertising as they are incurred.
INCOME TAXES
INCOME TAXES:

The Company recognizes income taxes under the asset and liability method.  Under this method, deferred tax assets and liabilities are established for the temporary differences between the accounting basis and the tax basis of the Company's assets and liabilities at enacted tax rates expected to be in effect when the amounts related to such temporary differences are realized or settled.

STOCK BASED COMPENSATION
STOCK BASED COMPENSATION:

At December 31, 2012, the Company has stock-based employee compensation plans which are described more fully in Note 18.  The Company accounts for the plans under ASC 718-10, “Compensation – Stock Compensation – Overall.”  During the years ended December 31, 2012 and 2011, $82,000 and $29,000, respectively, in stock-based employee compensation was recognized.

EARNINGS PER SHARE
EARNINGS PER SHARE:

The Company defines unvested share-based payment awards that contain nonforfeitable rights to dividends as participating securities that are included in computing EPS using the two-class method.

The two-class method is an earnings allocation formula that determines earnings per share for each share of common stock and participating securities according to dividends declared and participation rights in undistributed earnings.  Under this method, all earnings (distributed and undistributed) are allocated to common shares and participating securities based on their respective rights to receive dividends. Earnings per common share is calculated by dividing earnings allocated to common shareholders by the weighted-average number of common shares outstanding during the period.

Basic EPS excludes dilution and is computed by dividing income allocated to common stockholders by the weighted-average number of common shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the entity.

RECENT ACCOUNTING PRONOUNCEMENTS
RECENT ACCOUNTING PRONOUNCEMENTS:

In April 2011, the Financial Accounting Standards Board (FASB) issued ASU 2011-03, “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements.”  The objective of this ASU is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. This ASU prescribes when an entity may or may not recognize a sale upon the transfer of financial assets subject to repurchase agreements.  The guidance in this ASU is effective for the first interim or annual period beginning on or after December 15, 2011.  Early adoption is permitted. The adoption of this guidance did not have a material impact on the Company’s results of operations or financial position.

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820):  Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards.”  The amendments in this ASU explain how to measure fair value.  They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting.  The amendments in this ASU are to be applied prospectively.  The amendments are effective during interim and annual periods beginning after
December 15, 2011.  The adoption of this guidance did not have a material impact on the Company’s results of operations or financial position.

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (Topic 220):  Presentation of Comprehensive Income.”  The objective of this ASU is to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income.  Under this ASU, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  An entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income.  An entity is required to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented.  The amendments in this ASU should be applied retrospectively.  The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011.  The required disclosures in the Company’s consolidated financial statements have been reflected in the statements of comprehensive income and Note 15.

In September 2011, the FASB issued ASU 2011-08, “Intangibles – Goodwill and Other (Topic 350):  Testing Goodwill for Impairment.”  ASU 2011-08 simplifies how entities, both public and nonpublic, test goodwill for impairment.  The amendments in this update permit an entity to first assess qualitative factors to determine whether it is more likely than not the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in ASC 350.  The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent.  For public and nonpublic entities, the amendments in this ASU are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  Early adoption is permitted.  The adoption of this guidance did not have an impact on the Company’s results of operations or financial position.

In September 2011, the FASB issued ASU 2011-09, “Compensation – Retirement Benefits - Multiemployer Plans (Subtopic 715-80):  Disclosures About an Employer’s Participation in a Multiemployer Plan,” which amends ASC 715-80, “Compensation – Retirement Benefits - Multiemployer Plans,” and requires additional separate disclosures for multiemployer pension plans and multiemployer other postretirement benefit plans.  This objective of this ASU is to help users of financial statements assess the potential future cash flow implications relating to an employer’s participation in multiemployer pension plans.  The disclosures also will indicate the financial health of all of the significant plans in which the employer participates and assist a financial statement user to access additional information that is available outside the financial statements.  The amendments in this ASU are effective for fiscal years ending after December 15, 2011, with early adoption permitted.  The amendments should be applied retrospectively for all prior periods presented.  The adoption of this guidance did not have an impact on the Company’s results of operations or financial position.

In December 2011, the FASB issued ASU 2011-11, “Balance Sheet (Topic 210):  Disclosures about Offsetting Assets and Liabilities.” This ASU enhances current disclosures.  Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement.  The amendments in this ASU are effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods.  An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented.  The Company anticipates that the adoption of this guidance will not have a material impact on its consolidated financial statements.

In December 2011, the FASB issued ASU 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.”  The amendments in this update defer those changes in ASU 2011-05 that relate to the presentation of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented.  All other requirements in ASU 2011-05 are not affected by this update.  The amendments are effective for fiscal years ending after December 15, 2012, and interim and annual periods thereafter.  The required disclosures in the Company’s consolidated financial statements have been reflected in the statements of comprehensive income and Note 15.

In October 2012, the FASB issued ASU 2012-06, “Business Combinations (Topic 805): Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution.”  The amendments in this update clarify the applicable guidance for subsequently measuring an indemnification asset recognized as a result of a government-assisted acquisition of a financial institution.  For public and nonpublic entities, the amendments in this update are effective for fiscal years, and interim periods within those years beginning on or after December 15, 2012.  The Company anticipates that the adoption of this guidance will not have a material impact on its consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.”  The amendments in this update do not change the current requirements for reporting net income or other comprehensive income in financial statements.  However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component.  In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period.  For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts.  The amendments are effective prospectively for reporting periods beginning after December 15, 2012.  Early adoption is permitted.  The adoption of ASU 2013-02 is not expected to have a material impact on the Company’s consolidated financial statements.

INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
Amortized Cost and Approximate Fair Values of Securities
The amortized cost of securities and their approximate fair values are as follows as of December 31:

	Amortized	Gross	Gross
	Cost	Unrealized	Unrealized	Fair
	Basis	Gains	Losses	Value
	(In Thousands)
December 31, 2012:
Debt securities issued by U.S. government corporations
and agencies	$30,760	$86	$11	$30,835
Obligations of states and municipalities	13,598	956	3	14,551
Corporate debt securities	2,006	52	5	2,053
Mortgage-backed securities	42,737	601	81	43,257
SBA loan pools	1,010	114	-	1,124
Marketable equity securities	358	-	-	358
	90,469	1,809	100	92,178
Money market mutual funds included in cash
and cash equivalents	(358)	-	-	(358)
	$90,111	$1,809	$100	$91,820

December 31, 2011:
Debt securities issued by U.S. government corporations
and agencies	$12,500	$45	$3	$12,542
Obligations of states and municipalities	12,916	698	1	13,613
Corporate debt securities	2,509	4	29	2,484
Mortgage-backed securities	26,617	416	166	26,867
SBA loan pools	1,231	122	-	1,353
Marketable equity securities	5,346	-	-	5,346
	61,119	1,285	199	62,205
Money market mutual funds included in cash
and cash equivalents	(5,346)	-	-	(5,346)
	$55,773	$1,285	$199	$56,859

Scheduled Maturities of Securities
The scheduled maturities of securities were as follows as of December 31, 2012:

Fair
Value
(In Thousands)
Due within one year	$502
Due after one year through five years	20,879
Due after five years through ten years	15,152
Due after ten years	10,906
SBA loan pools	1,124
Mortgage-backed securities	43,257
$91,820

Aggregate Fair Value and Unrealized Losses of Securities That Have Been in Continuous Unrealized Loss Position for Less Than Twelve Months and for Twelve Months Or More, and Are Not Other Than Temporarily Impaired
The aggregate fair value and unrealized losses of securities that have been in a continuous unrealized loss position for less than twelve months and for twelve months or more, and are not other than temporarily impaired, are as follows:

	Less than 12 Months		12 Months or Longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(In Thousands)
December 31, 2012:
Debt securities issued by U.S. Government
corporations and agencies	$2,989	$11	$-	$-	$2,989	$11
Obligations of states and municipalities	720	3	-	-	720	3
Corporate debt securities	-	-	495	5	495	5
Mortgage-backed securities	8,642	20	118	3	8,760	23
Total temporarily impaired securities	$12,351	$34	$613	$8	$12,964	$42

Other-than-temporarily impaired securities
Mortgage-backed securities	-	-	280	58	280	58
Total temporarily impaired and other-
than-temporarily impaired securities	$12,351	$34	$893	$66	$13,244	$100

December 31, 2011:
Debt securities issued by U.S. Government
corporations and agencies	$1,497	$3	$-	$-	$1,497	$3
Obligations of states and municipalities	898	1	-	-	898	1
Corporate debt securities	1,000	3	473	26	1,473	29
Mortgage-backed securities	6,507	47	496	119	7,003	166
Total temporarily impaired securities	$9,902	$54	$969	$145	$10,871	$199

Other Than Temporary Impairement Losses on Debt Securities
The following table summarizes other-than-temporary impairment losses on debt securities for the year ended December 31, 2012:

Securities
(In Thousands)
Total other-than-temporary impairment losses	$70
Less: unrealized other-than-temporary losses
recognized in other comprehensive loss (1)	(58)

Net impairment losses recognized in earnings (2)	$12

(1)  Represents the noncredit component of the other-than-temporary impairment on the securities.
(2)  Represents the credit component of the other-than-temporary impairment on securities.

Activity Related to Credit Component Recognized on Debt Securities
Activity related to the credit component recognized in earnings on debt securities held by the Company for which a portion of other-than-temporary impairment was recognized in other comprehensive income for the year ended December 31, 2012 is as follows:

Mortgage-Backed
Securities
(In Thousands)
Balance, December 31, 2011	$0
Additions for the credit component on debt securities in which
other-than-temporary impairment was not previously recognized	12
Balance, December 31, 2012	$12

LOANS (Tables)	12 Months Ended
Dec. 31, 2012
Loans
Loans consisted of the following as of December 31:

	2012	2011
	(In Thousands)
Commercial and industrial	$13,991	$15,145
Real estate - construction and land development	2,982	1,307
Real estate - residential	118,316	99,692
Real estate - commercial	41,978	39,723
Home equity	45,245	48,484
Municipal	1,478	1,807
Consumer	11,053	9,913
	235,043	216,071
Allowance for loan losses	(2,594)	(2,469)
Deferred loan origination costs, net	841	482
Net loans	$233,290	$214,084

Allowance For Loan Losses By Portfolio Segment
The following table sets forth information regarding the allowance for loan losses by portfolio segment.

	Real Estate:
			Construction and		Commercial
	Residential	Commercial	Land Development	Home Equity	& Industrial	Consumer	Unallocated	Total
	(In Thousands)
December 31, 2012:
Allowance for loan
losses:
Beginning balance	$750	$573	$22	$342	$422	$194	$166	$2,469
Charge-offs	(113)	(25)	(49)	-	-	(23)	-	(210)
Recoveries	-	-	1	-	5	9	-	15
Provision (benefit)	414	38	168	20	(208)	(81)	(31)	320
Ending balance	$1,051	$586	$142	$362	$219	$99	$135	$2,594

Ending balance:
Individually evaluated
for impairment	$-	$-	$-	$-	$-	$-	$-	$-
Ending balance: Collectively
evaluated for
impairment	1,051	586	142	362	219	99	135	2,594
Total allowance for loan
losses ending
balance	$1,051	$586	$142	$362	$219	$99	$135	$2,594

Loans:
Ending balance: Individually
evaluated for
impairment	$180	$119	$163	$5	$-	$-	$-	$467
Ending balance:
Collectively evaluated
for impairment	118,136	41,859	2,819	45,240	15,469	11,053	-	234,576
Total loans ending balance	$118,316	$41,978	$2,982	$45,245	$15,469	$11,053	$-	$235,043

	Real Estate:
			Construction and		Commercial
	Residential	Commercial	Land Development	Home Equity	& Industrial	Consumer	Unallocated	Total
	(In Thousands)
December 31, 2011:
Allowance for loan
losses:
Beginning balance	$838	$465	$68	$360	$410	$94	$91	$2,326
Charge-offs	(20)	(68)	(185)	-	(43)	(41)	-	(357)
Recoveries	-	-	-	-	-	5	-	5
(Benefit) provision	(68)	176	139	(18)	55	136	75	495
Ending balance	$750	$573	$22	$342	$422	$194	$166	$2,469

Ending balance:
Individually evaluated
for impairment	$62	$-	$-	$-	$-	$-	$-	$62
Ending balance: Collectively
evaluated for
impairment	688	573	22	342	422	194	166	2,407
Total allowance for loan
losses ending
balance	$750	$573	$22	$342	$422	$194	$166	$2,469

Loans:
Ending balance: Individually
evaluated for
impairment	$808	$250	$399	$-	$215	$-	$-	$1,672
Ending balance:
Collectively evaluated
for impairment	98,884	39,473	908	48,484	16,737	9,913	-	214,399
Total loans ending balance	$99,692	$39,723	$1,307	$48,484	$16,952	$9,913	$-	$216,071

Loans by Risk Rating
The following table presents the Company’s loans by risk rating as of December 31:

		Real Estate
			Construction
			and Land		Commercial
	Residential	Commercial	Development	Home Equity	and Industrial	Consumer	Total
	(In Thousands)
December 31, 2012:
Grade:
Pass	$-	$36,748	$2,381	$-	$13,048	$-	$52,177
Special mention	-	3,778	438	-	2,268	-	6,484
Substandard	572	1,452	163	155	153	-	2,495
Loans not
formally rated	117,744		-	45,090	-	11,053	173,887
Total	$118,316	$41,978	$2,982	$45,245	$15,469	$11,053	$235,043

December 31, 2011:
Grade:
Pass	$-	$35,746	$908	$-	$13,344	$-	$49,998
Special mention	-	3,339	-	-	2,930	-	6,269
Substandard	1,349	638	399	238	678	-	3,302
Loans not
formally rated	98,343	-	-	48,246	-	9,913	156,502
Total	$99,692	$39,723	$1,307	$48,484	$16,952	$9,913	$216,071

Age Analysis of Past Due Loans Segregated by Class of Loans
An age analysis of past-due loans, segregated by class of loans, is as follows as of December 31:

			90 Days	Total	Total	Total	90 Days	Nonaccrual
	30–59 Days	60–89 Days	or More	Past Due	Current	Loans	and Accruing	Loans
	(In Thousands)
December 31, 2012:
Real estate:
Residential	$-	$490	$563	$1,053	$117,263	$118,316	$-	$821
Commercial	-	-		-	41,978	41,978	-	119
Construction and
land development	-	-	163	163	2,819	2,982	-	163
Home equity	25	36	-	61	45,184	45,245	-	120
Commercial and industrial	-	-	-	-	15,469	15,469	-	-
Consumer	110	-	17	127	10,926	11,053	-	17
Total	$135	$526	$743	$1,404	$233,639	$235,043	$-	$1,240

December 31, 2011:
Real estate:
Residential	$-	$516	$430	$946	$98,746	$99,692	$-	$1,186
Commercial	-	-	250	250	39,473	39,723	-	250
Construction and
land development	-	-	399	399	908	1,307	-	399
Home equity	38	-	-	38	48,446	48,484	-	238
Commercial and industrial	-	-	215	215	16,737	16,952	-	215
Consumer	52	1	18	71	9,842	9,913	-	18
	$90	$517	$1,312	$1,919	$214,152	$216,071	$-	$2,306

Information About Loans that Meet Definition of Impaired Loan
Information about loans that meet the definition of an impaired loan in ASC 310-10-35 is as follows as of and for the years ended December 31:

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
	(In Thousands)
December 31, 2012:
With no related allowance recorded:
Real Estate:
Residential	$180	$180	$-	$449	$15
Commercial	119	119	-	115	7
Home equity	5	5	-	6	-
Construction and land development	163	163	-	257	62
Commercial and industrial	-	-	-	70	5
Total impaired with no related allowance	$467	$467	$-	$897	$89

Total
Real Estate:
Residential	$180	$180	$-	$449	$15
Commercial	119	119	-	115	7
Home equity	5	5	-	6	-
Construction and land development	163	163	-	257	62
Commercial and industrial	-	-	-	70	5
Total impaired loans	$467	$467	$-	$897	$89

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
	(In Thousands)
December 31, 2011:
With no related allowance recorded:
Real Estate:
Residential	$571	$571	$-	$564	$8
Commercial	250	318	-	315	9
Home equity	-	-	-	6	-
Construction and land development	399	753	-	683	-
Commercial and industrial	215	215	-	46	1
Total impaired with no related allowance	$1,435	$1,857	$-	$1,614	$18

With an allowance recorded:
Real Estate:
Residential	$237	$237	$62	$239	$10
Total impaired with an allowance recorded	$237	$237	$62	$239	$10

Total
Real Estate:
Residential	$808	$808	$62	$803	$18
Commercial	250	318	-	315	9
Home equity	-	-	-	6	-
Construction and land development	399	753	-	683	-
Commercial and industrial	215	215	-	46	1
Total impaired loans	$1,672	$2,094	$62	$1,853	$28

Troubled Debt Restructuring
The following tables set forth information regarding troubled debt restructured loans that were restructured during the years ended December 31:

		Pre-Modification	Post- Modification
	Number of	Outstanding Recorded	Outstanding Recorded
	Contracts	Investment	Investment
		(Dollars In Thousands)
December 31, 2012:
Troubled Debt Restructurings:
Commercial	1	66	72
	1	$66	$72

	Number of
	Contracts	Recorded Investment
Troubled Debt Restructurings		(Dollars In Thousands)
That Subsequently Defaulted:
Commercial	1	$68
	1	$68

There was one loan modified as a troubled debt restructure during 2012. Past-due principal, interest and legal fees were capitalized to the loan to bring all payments current. The loan was individually evaluated for impairment and it was determined that no related allowance allocation was necessary. The loan was reported as impaired and is on nonaccrual status as of December 31, 2012.

		Pre-Modification	Post- Modification
	Number of	Outstanding Recorded	Outstanding Recorded
	Contracts	Investment	Investment
	(Dollars In Thousands)
December 31, 2011:
Troubled Debt Restructurings:
Residential	2	$531	$571
	2	$531	$571

Aggregate Changes in Valuation Allowance for Mortgage Servicing Rights
Following is an analysis of the aggregate changes in the valuation allowance for mortgage servicing rights for the years ended December 31:

	2012	2011
	(In Thousands)
Balance, beginning of year	$5	$-
Additions	41	5
Reductions	(37)	-
Balance, end of year	$9	$5

PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Premises and Equipment
The following is a summary of premises and equipment as of December 31:

	2012	2011
	(In Thousands)
Leasehold improvements	$1,290	$1,255
Furniture and equipment	2,284	2,576
	3,574	3,831
Accumulated depreciation and amortization	(2,750)	(3,152)
	$824	$679

DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2012
Time Deposits Scheduled Maturities	For time deposits as of December 31, 2012, the scheduled maturities for years ended December 31 are:
(In Thousands)
2013	$46,227
2014	11,270
2015	8,300
2016	2,682
2017	3,992
Total	$72,471

INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2012
Components of Income Tax Expense
The components of income tax expense are as follows for the years ended December 31:

	2012	2011
	(In Thousands)
Current:
Federal	$541	$(414)
State	2	2
	543	(412)

Deferred:
Federal	164	513
State	-	315
	164	828
Total income tax expense	$707	$416

Differences Between Statutory Federal Income Tax Rate and Effective Tax Rates
The reasons for the differences between the statutory federal income tax rate and the effective tax rates are summarized as follows for the years ended December 31:

	2012	2011
	% of	% of
	Income	Income
Federal income tax at statutory rate	34.0%	34.0%
Increase (decrease) in tax resulting from:
Tax-exempt income	(9.2)	(17.1)
Other	0.9	(1.3)
State tax expense, net of federal tax benefit	0.0	15.8
Effective tax rates	25.7%	31.4%

Gross Deferred Tax Assets and Gross Deferred Tax Liabilities
The Company had gross deferred tax assets and gross deferred tax liabilities as follows as of December 31:

	2012	2011
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$753	$725
Deferred compensation	181	125
Impairment of operating lease	39	54
Writedown of securities	4	-
Restricted stock awards	12	-
Other	57	46
Alternative minimum tax carryforward	368	116
Gross deferred tax assets	1,414	1,066

Deferred tax liabilities:
Depreciation	(131)	(21)
Deferred loan costs/fees	(286)	(164)
Mortgage servicing rights	(280)	-
Net unrealized holdings gain on available-for-sale securities	(581)	(369)
Gross deferred tax liabilities	(1,278)	(554)
Net deferred tax asset	$136	$512

COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Minimum Rental due in Future Periods
The total minimum rental due in future periods under these existing agreements is as follows as of December 31, 2012:

(In Thousands)
2013	$729
2014	853
2015	759
2016	533
2017	496
Thereafter	1,419
Total	$4,789

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Assets Measured at Fair Value on Recurring Basis
ASSETS MEASURED AT FAIR VALUE ON A RECURRING BASIS

	Fair Value Measurements at Reporting Date Using:
		Quoted Prices in	Significant	Significant
		Active Markets for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	Level 1	Level 2	Level 3
	(In Thousands)
December 31, 2012:
Debt securities issued by U.S. government
corporations and agencies	$30,835	$-	$30,835	$-
Obligations of states and municipalities	14,551	-	14,551	-
Corporate debt securities	2,053	-	2,053	-
Mortgage-backed securities	43,257	-	43,257	-
SBA loan pools	1,124	-	1,124	-
Totals	$91,820	$-	$91,820	$-

December 31, 2011:
Debt securities issued by U.S. government
corporations and agencies	$12,542	$-	$12,542	$-
Obligations of states and municipalities	13,613	-	13,613	-
Corporate debt securities	2,484	-	2,484	-
Mortgage-backed securities	26,867	-	26,867	-
SBA loan pools	1,353	-	1,353	-
Totals	$56,859	$-	$56,859	$-

Assets Measured at Fair Value on Nonrecurring Basis
ASSETS MEASURED AT FAIR VALUE ON A NONRECURRING BASIS

	Fair Value Measurements at Reporting Date Using:
		Quoted Prices in	Significant	Significant
		Active Markets for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	Level 1	Level 2	Level 3
	(In Thousands)
December 31, 2012:
Other real estate owned	$213	$-	$-	$213
Totals	$213	$-	$-	$213

December 31, 2011:
Impaired loans	$175	$-	$-	$175
Totals	$175	$-	$-	$175

Estimated Fair Values of Financial Instruments Held or Issued for Purposes Other Than Trading
The estimated fair values of the Company’s financial instruments, all of which are held or issued for purposes other than trading, are as follows as of December 31:

	December 31, 2012
	Carrying	Fair Value
	Amount	Level 1	Level 2	Level 3	Total
	(In Thousands)
Financial assets:
Cash and cash equivalents	$34,100	$34,100	$-	$-	$34,100
Interest-bearing time deposits with other banks	3,789	-	3,892	-	3,892
Available-for-sale securities	91,820	-	91,820	-	91,820
Federal Home Loan Bank stock	589	589	-	-	589
Loans, net	233,290	-	-	239,465	239,465
Accrued interest receivable	1,019	1,019	-	-	1,019

Financial liabilities:					-
Deposits	340,409	-	340,857	-	340,857
Securities sold under agreements to repurchase	3,569	-	3,569	-	3,569

	December 31, 2011
	Carrying Amount	Fair Value
	(In Thousands)
Financial assets:
Cash and cash equivalents	$91,880	$91,880
Interest-bearing time deposits with other banks	4,728	4,899
Available-for-sale securities	56,859	56,859
Federal Home Loan Bank stock	660	660
Loans, net	214,084	220,659
Accrued interest receivable	964	964
Financial liabilities:
Deposits	344,777	345,515
Securities sold under agreements to repurchase	3,548	3,548

FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Notional Amounts of Financial Instrument Liabilities with Off-Balance-Sheet Credit Risk
Notional amounts of financial instrument liabilities with off-balance-sheet credit risk are as follows as of December 31:

	2012	2011
	(In Thousands)
Commitments to originate loans	$13,459	$4,571
Standby letters of credit	175	292
Unadvanced portions of loans:
Construction loans	1,778	70
Commercial lines of credit	11,383	8,059
Consumer	688	674
Home equity lines of credit	32,550	28,716
	$60,033	$42,382

OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2012
Other Comprehensive Income
The components of other comprehensive income, included in stockholders’ equity are as follows during the years ended December 31:

	2012	2011
	(In Thousands)
Net unrealized holding gains on available-for-sale securities	$736	$1,105
Reclassification adjustment for realized gains in net income	(113)	(445)
Other comprehensive income before income tax effect	623	660
Income tax expense	(212)	(203)
Other comprehensive income, net of tax	$411	$457

Accumulated Other Comprehensive Income
At December 31, 2012 and 2011, the components of accumulated other comprehensive income, included in stockholders’ equity, are as follows:

	2012	2011
	(In Thousands)
Net unrealized gain on securities available-for-sale, net of tax	$1,128	$717
Total accumulated other comprehensive income	$1,128	$717

REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2012
Bank Actual Capital Amounts and Ratios
The Bank’s actual capital amounts and ratios are also presented in the table.

						To Be Well
						Capitalized Under
			For Capital			Prompt Corrective
	Actual		Adequacy Purposes			Action Provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
	(Dollars In Thousands)
As of December 31, 2012:
Total Capital (to Risk Weighted Assets)	$30,637	14.68%	$16,694	≥	8.0%	$20,868	≥	10.0%
Tier 1 Capital (to Risk Weighted Assets)	28,043	13.44	8,347	≥	4.0	12,521	≥	6.0
Tier 1 Capital (to Average Assets)	28,043	7.73	14,520	≥	4.0	18,150	≥	5.0

As of December 31, 2011:
Total Capital (to Risk Weighted Assets)	28,390	14.44	15,731	≥	8.0	19,664	≥	10.0
Tier 1 Capital (to Risk Weighted Assets)	25,932	13.19	7,865	≥	4.0	11,798	≥	6.0
Tier 1 Capital (to Average Assets)	25,932	7.46	13,896	≥	4.0	17,370	≥	5.0

STOCK BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2012
Status of stock option plans
A summary of the status of the Company’s stock option plans as of December 31 and changes during the years ended on that date is presented below:

	2012		2011
		Weighted-Average		Weighted-Average
Fixed Options	Shares	Exercise Price	Shares	Exercise Price
Outstanding at beginning of year	32,811	$30.07	49,875	$30.21
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	(1,311)	15.65	(17,064)	30.48
Outstanding at end of year	31,500	30.67	32,811	30.07

Options exercisable at year-end	31,500	$30.67	32,811	$30.07
Weighted-average fair value of
options granted during the year	N/A		N/A

Fixed Stock Options Outstanding
The following table summarizes information about fixed stock options outstanding as of December 31, 2012:

Options Outstanding and Exercisable
		Weighted-Average
	Number	Remaining	Number
Exercise Price	Outstanding	Contractual Life	Exercisable	Exercise Price
$31.50	21,000	2.97 years	21,000	$31.50
29.00	10,500	3.48 years	10,500	29.00
$30.67	31,500	3.14 years	31,500	$30.67

Restricted Stock
Status of Restricted Stock Awards
A summary of the status of the restricted stock awards as of December 31 and changes during the years ending on that date is presented below:

	2012		2011
		Weighted-Average		Weighted-Average
Fixed Options	Shares	Exercise Price	Shares	Exercise Price
Non-vested restricted stock awards
at beginning of year	11,206	$23.75	-	$-
Restricted shares granted	10,570	20.22	11,620	23.75
Shares vested	(3,734)	23.75	-	-
Forfeited	-	-	(414)	23.75
Non-vested restricted stock awards
at end of year	18,042	$20.33	11,206	$23.75

EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Information Used in Computation of EPS on Both Basic and Diluted Basis
Reconciliation of the numerators and the denominators of the basic and diluted per share computations for net income available to common stockholders are as follows:

	2012	2011
	(In Thousands, Except Per Share Data)
Basic earnings per share computation:
Net income	$2,044	$910
Preferred stock net accretion	(12)	(135)
Cumulative preferred stock dividends	(134)	(225)
Net income available to common shareholders	$1,898	$550

Weighted average shares outstanding, basic	867,087	864,986

Basic earnings per share	$2.19	$0.64

Diluted earnings per share computation:
Net income	$2,044	$910
Preferred stock net accretion	(12)	(135)
Cumulative preferred stock dividends	(134)	(225)
Net income available to common shareholders	$1,898	$550

Weighted average shares outstanding, before dilution	867,087	864,986
Dilutive potential shares	5,119	4,550
Weighted average shares outstanding, assuming dilution	872,206	869,536

Diluted earnings per share	$2.18	$0.63

PREFERRED STOCK (Tables)	12 Months Ended
Dec. 31, 2012
Allocation of Proceeds	The allocation of the proceeds was as follows:
(In Thousands)
Series A Preferred Stock	$3,770
Series B Preferred Stock	230
Proceeds received from the Treasury Department	$4,000

Accounting Policies - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies [Line Items]
Cash and due from banks subject to withdrawals and usage restrictions	$ 4,842	$ 5,625
Federal Home Loan Bank (FHLB) stock, par-value	$ 100
Membership Stock Investment Requirement as a percentage of member's Stock Investment Base	0.35%
Commercial real estate loans, percentage of outstanding principal balance secured by owner-occupied properties	80.00%
Stock based compensation	$ 82	$ 29
Federal Home Loan Bank Borrowings
Significant Accounting Policies [Line Items]
Activity-Based Stock Investment Requirement, percentage	4.00%
Standby letters of credit
Significant Accounting Policies [Line Items]
Activity-Based Stock Investment Requirement, percentage	0.50%
Intermediated Derivative Contract
Significant Accounting Policies [Line Items]
Activity-Based Stock Investment Requirement, percentage	4.50%
Overnight Federal Funds Rate Base
Significant Accounting Policies [Line Items]
Activity-Based Stock Investment Requirement, percentage	3.00%
Other Federal Home Loan Bank Advances
Significant Accounting Policies [Line Items]
Activity-Based Stock Investment Requirement, percentage	4.50%
Minimum
Significant Accounting Policies [Line Items]
Membership Stock Investment Requirement, Stock Investment Base	10,000
Unsecured consumer loans, charged-off period	120 days
Minimum | Consumer
Significant Accounting Policies [Line Items]
Mortgage Loan Delinquency Period	90 days
Minimum | Real Estate | Residential
Significant Accounting Policies [Line Items]
Mortgage Loan Delinquency Period	90 days
Minimum | Real Estate | Commercial
Significant Accounting Policies [Line Items]
Mortgage Loan Delinquency Period	90 days
Minimum | Furniture and Fixtures
Significant Accounting Policies [Line Items]
Premises and equipment, estimated lives	3 years
Maximum
Significant Accounting Policies [Line Items]
Membership Stock Investment Requirement, Stock Investment Base	25,000,000
Unsecured consumer loans, charged-off period	180 days
Maximum loan-to-value ratio	75.00%
Maximum Loan-to-value ratio without obtaining private mortgage insurance	80.00%
Maximum | Furniture and Fixtures
Significant Accounting Policies [Line Items]
Premises and equipment, estimated lives	20 years

Amortized Cost and Approximate Fair Values of Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities
Fair Value	$ 91,820	$ 56,859
U.S. government and agency securities
Schedule of Available-for-sale Securities
Amortized Cost Basis	30,760	12,500
Gross Unrealized Gains	86	45
Gross Unrealized Losses	11	3
Fair Value	30,835	12,542
Obligations of states and municipalities
Schedule of Available-for-sale Securities
Amortized Cost Basis	13,598	12,916
Gross Unrealized Gains	956	698
Gross Unrealized Losses	3	1
Fair Value	14,551	13,613
Corporate Debt Securities
Schedule of Available-for-sale Securities
Amortized Cost Basis	2,006	2,509
Gross Unrealized Gains	52	4
Gross Unrealized Losses	5	29
Fair Value	2,053	2,484
Mortgage-backed securities
Schedule of Available-for-sale Securities
Amortized Cost Basis	42,737	26,617
Gross Unrealized Gains	601	416
Gross Unrealized Losses	81	166
Fair Value	43,257	26,867
SBA loan pool
Schedule of Available-for-sale Securities
Amortized Cost Basis	1,010	1,231
Gross Unrealized Gains	114	122
Fair Value	1,124	1,353
Equity Securities
Schedule of Available-for-sale Securities
Amortized Cost Basis	358	5,346
Fair Value	358	5,346
Money Market Funds
Schedule of Available-for-sale Securities
Amortized Cost Basis	(358)	(5,346)
Fair Value	(358)	(5,346)
Available-for-sale Securities
Schedule of Available-for-sale Securities
Amortized Cost Basis	90,111	55,773
Gross Unrealized Gains	1,809	1,285
Gross Unrealized Losses	100	199
Fair Value	91,820	56,859
Available - for - sale equity securities, excluding money market funds
Schedule of Available-for-sale Securities
Amortized Cost Basis	90,469	61,119
Gross Unrealized Gains	1,809	1,285
Gross Unrealized Losses	100	199
Fair Value	$ 92,178	$ 62,205

Scheduled Maturities of Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities
Due within one year	$ 502
Due after one year through five years	20,879
Due after five years through ten years	15,152
Due after ten years	10,906
Fair Value	91,820	56,859
SBA loan pool
Schedule of Available-for-sale Securities
Available for sale securities	1,124
Fair Value	1,124	1,353
Equity Securities
Schedule of Available-for-sale Securities
Available for sale securities	43,257
Fair Value	$ 358	$ 5,346

Investments in Available-For-Sale Securities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities
Proceeds from sales of available-for-sale securities	$ 4,249	$ 8,274
Gross realized gains from sales of available-for-sale securities	125	445
Tax expense on gains from sales of available-for-sale securities	42	151
Carrying amounts of securities pledged for securities sold under agreements to repurchase and public deposits	14,819	14,983
Net impairment losses recognized in earnings	$ 12

Aggregate Fair Value and Unrealized Losses of Securities That Have Been in Continuous Unrealized Loss Position for Less Than Twelve Months and for Twelve Months or More and are not Other Than Temporarily Impaired (Detail) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments, Unrealized Loss Position
Fair value	$ 12,351
Unrealized losses	34
Fair value	893
Unrealized losses	66
Fair value	13,244
Unrealized losses	100
Temporarily Impaired Securities
Investments, Unrealized Loss Position
Fair value	12,351	9,902
Unrealized losses	34	54
Fair value	613	969
Unrealized losses	8	145
Fair value	12,964	10,871
Unrealized losses	42	199
Debt securities issued by the U.S. Government corporations and agencies | Temporarily Impaired Securities
Investments, Unrealized Loss Position
Fair value	2,989	1,497
Unrealized losses	11	3
Fair value	2,989	1,497
Unrealized losses	11	3
Obligations of states and municipalities | Temporarily Impaired Securities
Investments, Unrealized Loss Position
Fair value	720	898
Unrealized losses	3	1
Fair value	720	898
Unrealized losses	3	1
Corporate Debt Securities | Temporarily Impaired Securities
Investments, Unrealized Loss Position
Fair value		1,000
Unrealized losses		3
Fair value	495	473
Unrealized losses	5	26
Fair value	495	1,473
Unrealized losses	5	29
Mortgage-backed securities | Temporarily Impaired Securities
Investments, Unrealized Loss Position
Fair value	8,642	6,507
Unrealized losses	20	47
Fair value	118	496
Unrealized losses	3	119
Fair value	8,760	7,003
Unrealized losses	23	166
Mortgage-backed securities | Other Than Temporarily Impaired Securities
Investments, Unrealized Loss Position
Fair value	280
Unrealized losses	58
Fair value	280
Unrealized losses	$ 58

Other Than Temporary Impairment Losses on Debt Securities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Net impairment losses recognized in earnings	$ 12
Mortgage-backed securities
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Total other-than-temporary impairment losses	70
Less: unrealized other-than-temporary losses recognized in other comprehensive loss	(58) [1]
Net impairment losses recognized in earnings	$ 12 [2]

[1]	Represents the noncredit component of the other-than-temporary impairment on the securities.
[2]	Represents the credit component of the other-than-temporary impairment on securities.

Activity Related to Credit Component Recognized on Debt Securities (Detail) (Mortgage-backed securities, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Mortgage-backed securities
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Balance, December 31, 2011	$ 0
Additions for the credit component on debt securities in which other-than-temporary impairment was not previously recognized	12
Balance, December 31, 2012	$ 12

Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable
Loans	$ 235,043	$ 216,071
Allowance for loan losses	(2,594)	(2,469)
Deferred loan origination costs, net	841	482
Loans, net	233,290	214,084
Commercial and industrial
Accounts, Notes, Loans and Financing Receivable
Loans	13,991	15,145
Construction and land development | Real Estate
Accounts, Notes, Loans and Financing Receivable
Loans	2,982	1,307
Residential | Real Estate
Accounts, Notes, Loans and Financing Receivable
Loans	118,316	99,692
Commercial | Real Estate
Accounts, Notes, Loans and Financing Receivable
Loans	41,978	39,723
Home Equity
Accounts, Notes, Loans and Financing Receivable
Loans	45,245	48,484
Home Equity | Real Estate
Accounts, Notes, Loans and Financing Receivable
Loans	45,245
Municipal
Accounts, Notes, Loans and Financing Receivable
Loans	1,478	1,807
Consumer
Accounts, Notes, Loans and Financing Receivable
Loans	$ 11,053	$ 9,913

Allowance for Loan Losses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses
Beginning balance	$ 2,469	$ 2,326
Charge-offs	(210)	(357)
Recoveries	15	5
(Benefit) provision	320	495
Ending balance	2,594	2,469
Individually evaluated for impairment		62
Collectively evaluated for impairment	2,594	2,407
Total allowance for loan losses ending balance	2,594	2,469
Loans:
Individually evaluated for impairment	467	1,672
Collectively evaluated for impairment	234,576	214,399
Total loans ending balance	235,043	216,071
Commercial and Industrial
Financing Receivable, Allowance for Credit Losses
Beginning balance	422	410
Charge-offs		(43)
Recoveries	5
(Benefit) provision	(208)	55
Ending balance	219	422
Collectively evaluated for impairment	219	422
Total allowance for loan losses ending balance	219	422
Loans:
Individually evaluated for impairment		215
Collectively evaluated for impairment	15,469	16,737
Total loans ending balance	15,469	16,952
Consumer
Financing Receivable, Allowance for Credit Losses
Beginning balance	194	94
Charge-offs	(23)	(41)
Recoveries	9	5
(Benefit) provision	(81)	136
Ending balance	99	194
Collectively evaluated for impairment	99	194
Total allowance for loan losses ending balance	99	194
Loans:
Collectively evaluated for impairment	11,053	9,913
Total loans ending balance	11,053	9,913
Unallocated
Financing Receivable, Allowance for Credit Losses
Beginning balance	166	91
(Benefit) provision	(31)	75
Ending balance	135	166
Collectively evaluated for impairment	135	166
Total allowance for loan losses ending balance	135	166
Real Estate | Residential
Financing Receivable, Allowance for Credit Losses
Beginning balance	750	838
Charge-offs	(113)	(20)
(Benefit) provision	414	(68)
Ending balance	1,051	750
Individually evaluated for impairment		62
Collectively evaluated for impairment	1,051	688
Total allowance for loan losses ending balance	1,051	750
Loans:
Individually evaluated for impairment	180	808
Collectively evaluated for impairment	118,136	98,884
Total loans ending balance	118,316	99,692
Real Estate | Commercial
Financing Receivable, Allowance for Credit Losses
Beginning balance	573	465
Charge-offs	(25)	(68)
(Benefit) provision	38	176
Ending balance	586	573
Collectively evaluated for impairment	586	573
Total allowance for loan losses ending balance	586	573
Loans:
Individually evaluated for impairment	119	250
Collectively evaluated for impairment	41,859	39,473
Total loans ending balance	41,978	39,723
Real Estate | Construction and land development
Financing Receivable, Allowance for Credit Losses
Beginning balance	22	68
Charge-offs	(49)	(185)
Recoveries	1
(Benefit) provision	168	139
Ending balance	142	22
Collectively evaluated for impairment	142	22
Total allowance for loan losses ending balance	142	22
Loans:
Individually evaluated for impairment	163	399
Collectively evaluated for impairment	2,819	908
Total loans ending balance	2,982	1,307
Real Estate | Home Equity
Financing Receivable, Allowance for Credit Losses
Beginning balance	342	360
(Benefit) provision	20	(18)
Ending balance	362	342
Collectively evaluated for impairment	362	342
Total allowance for loan losses ending balance	362	342
Loans:
Individually evaluated for impairment	5
Collectively evaluated for impairment	45,240	48,484
Total loans ending balance	$ 45,245	$ 48,484

Loans by Risk Rating (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment
Loans outstanding	$ 235,043	$ 216,071
Pass
Financing Receivable, Recorded Investment
Loans outstanding	52,177	49,998
Special Mention
Financing Receivable, Recorded Investment
Loans outstanding	6,484	6,269
Substandard
Financing Receivable, Recorded Investment
Loans outstanding	2,495	3,302
Loans not formally rated
Financing Receivable, Recorded Investment
Loans outstanding	173,887	156,502
Commercial and Industrial
Financing Receivable, Recorded Investment
Loans outstanding	15,469	16,952
Commercial and Industrial | Pass
Financing Receivable, Recorded Investment
Loans outstanding	13,048	13,344
Commercial and Industrial | Special Mention
Financing Receivable, Recorded Investment
Loans outstanding	2,268	2,930
Commercial and Industrial | Substandard
Financing Receivable, Recorded Investment
Loans outstanding	153	678
Consumer
Financing Receivable, Recorded Investment
Loans outstanding	11,053	9,913
Consumer | Loans not formally rated
Financing Receivable, Recorded Investment
Loans outstanding	11,053	9,913
Real Estate | Residential
Financing Receivable, Recorded Investment
Loans outstanding	118,316	99,692
Real Estate | Residential | Substandard
Financing Receivable, Recorded Investment
Loans outstanding	572	1,349
Real Estate | Residential | Loans not formally rated
Financing Receivable, Recorded Investment
Loans outstanding	117,744	98,343
Real Estate | Commercial
Financing Receivable, Recorded Investment
Loans outstanding	41,978	39,723
Real Estate | Commercial | Pass
Financing Receivable, Recorded Investment
Loans outstanding	36,748	35,746
Real Estate | Commercial | Special Mention
Financing Receivable, Recorded Investment
Loans outstanding	3,778	3,339
Real Estate | Commercial | Substandard
Financing Receivable, Recorded Investment
Loans outstanding	1,452	638
Real Estate | Construction and land development
Financing Receivable, Recorded Investment
Loans outstanding	2,982	1,307
Real Estate | Construction and land development | Pass
Financing Receivable, Recorded Investment
Loans outstanding	2,381	908
Real Estate | Construction and land development | Special Mention
Financing Receivable, Recorded Investment
Loans outstanding	438
Real Estate | Construction and land development | Substandard
Financing Receivable, Recorded Investment
Loans outstanding	163	399
Real Estate | Home Equity
Financing Receivable, Recorded Investment
Loans outstanding	45,245	48,484
Real Estate | Home Equity | Substandard
Financing Receivable, Recorded Investment
Loans outstanding	155	238
Real Estate | Home Equity | Loans not formally rated
Financing Receivable, Recorded Investment
Loans outstanding	$ 45,090	$ 48,246

Loans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable
Loans outstanding	$ 235,884	$ 216,553
Percentage of delinquent loans outstanding	0.54%	0.85%
Number of loan modified as a troubled debt restructure		2
Minimum
Accounts, Notes, Loans and Financing Receivable
Consisting loans past due days	60 days
Real Estate
Accounts, Notes, Loans and Financing Receivable
Unpaid principal balances of mortgage loans serviced for others	88,728	25,802
Mortgage Servicing Rights
Accounts, Notes, Loans and Financing Receivable
Mortgage servicing rights, carrying amount	822	158
Mortgage servicing rights, capitalized	774	169
Mortgage servicing rights, amortization	106	6
Mortgage servicing rights, fair value	1,036	164
Residential, Home Equity and Consumer Portfolio Segments
Accounts, Notes, Loans and Financing Receivable
Loans outstanding	174,600	158,100
Residential, Home Equity and Consumer Portfolio Segments | Loans not formally rated
Accounts, Notes, Loans and Financing Receivable
Loans outstanding	$ 173,900	$ 156,600
Home Equity
Accounts, Notes, Loans and Financing Receivable
Maximum loan to value ratio	80.00%

Age Analysis of Past Due Loans Segregated by Class of Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due
30-59 Days	$ 135	$ 90
60-89 Days	526	517
90 Days or More	743	1,312
Total Past Due	1,404	1,919
Total Current	233,639	214,152
Total Loans	235,043	216,071
90 days and Accruing
Nonaccrual Loans	1,240	2,306
Home Equity
Financing Receivable, Recorded Investment, Past Due
30-59 Days		38
Total Past Due		38
Total Current		48,446
Total Loans	45,245	48,484
90 days and Accruing
Nonaccrual Loans		238
Commercial and Industrial
Financing Receivable, Recorded Investment, Past Due
90 Days or More		215
Total Past Due		215
Total Current	15,469	16,737
Total Loans	15,469	16,952
90 days and Accruing
Nonaccrual Loans		215
Consumer
Financing Receivable, Recorded Investment, Past Due
30-59 Days	110	52
60-89 Days		1
90 Days or More	17	18
Total Past Due	127	71
Total Current	10,926	9,842
Total Loans	11,053	9,913
90 days and Accruing
Nonaccrual Loans	17	18
Real Estate | Residential
Financing Receivable, Recorded Investment, Past Due
60-89 Days	490	516
90 Days or More	563	430
Total Past Due	1,053	946
Total Current	117,263	98,746
Total Loans	118,316	99,692
90 days and Accruing
Nonaccrual Loans	821	1,186
Real Estate | Commercial
Financing Receivable, Recorded Investment, Past Due
90 Days or More		250
Total Past Due		250
Total Current	41,978	39,473
Total Loans	41,978	39,723
90 days and Accruing
Nonaccrual Loans	119	250
Real Estate | Construction and land development
Financing Receivable, Recorded Investment, Past Due
90 Days or More	163	399
Total Past Due	163	399
Total Current	2,819	908
Total Loans	2,982	1,307
90 days and Accruing
Nonaccrual Loans	163	399
Real Estate | Home Equity
Financing Receivable, Recorded Investment, Past Due
30-59 Days	25
60-89 Days	36
Total Past Due	61
Total Current	45,184
Total Loans	45,245
90 days and Accruing
Nonaccrual Loans	$ 120

Information about Loans that Meet Definition of Impaired Loan (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired
Recorded Investment	$ 467	$ 1,672
Unpaid Principal Balance	467	2,094
Related Allowance		62
Average Recorded Investment	897	1,853
Interest Income Recognized	89	28
Real Estate | Residential
Financing Receivable, Impaired
Recorded Investment	180	808
Unpaid Principal Balance	180	808
Related Allowance		62
Average Recorded Investment	449	803
Interest Income Recognized	15	18
Real Estate | Commercial
Financing Receivable, Impaired
Recorded Investment	119	250
Unpaid Principal Balance	119	318
Average Recorded Investment	115	315
Interest Income Recognized	7	9
Real Estate | Home Equity
Financing Receivable, Impaired
Recorded Investment	5
Unpaid Principal Balance	5
Average Recorded Investment	6	6
Real Estate | Construction and land development
Financing Receivable, Impaired
Recorded Investment	163	399
Unpaid Principal Balance	163	753
Average Recorded Investment	257	683
Interest Income Recognized	62
Real Estate | Commercial and Industrial
Financing Receivable, Impaired
Recorded Investment		215
Unpaid Principal Balance		215
Average Recorded Investment	70	46
Interest Income Recognized	5	1
Impaired Financing Receivables with No Related Allowance
Financing Receivable, Impaired
Recorded Investment	467	1,435
Unpaid Principal Balance	467	1,857
Average Recorded Investment	897	1,614
Interest Income Recognized	89	18
Impaired Financing Receivables with No Related Allowance | Real Estate | Residential
Financing Receivable, Impaired
Recorded Investment	180	571
Unpaid Principal Balance	180	571
Average Recorded Investment	449	564
Interest Income Recognized	15	8
Impaired Financing Receivables with No Related Allowance | Real Estate | Commercial
Financing Receivable, Impaired
Recorded Investment	119	250
Unpaid Principal Balance	119	318
Average Recorded Investment	115	315
Interest Income Recognized	7	9
Impaired Financing Receivables with No Related Allowance | Real Estate | Home Equity
Financing Receivable, Impaired
Recorded Investment	5
Unpaid Principal Balance	5
Average Recorded Investment	6	6
Impaired Financing Receivables with No Related Allowance | Real Estate | Construction and land development
Financing Receivable, Impaired
Recorded Investment	163	399
Unpaid Principal Balance	163	753
Average Recorded Investment	257	683
Interest Income Recognized	62
Impaired Financing Receivables with No Related Allowance | Real Estate | Commercial and Industrial
Financing Receivable, Impaired
Recorded Investment		215
Unpaid Principal Balance		215
Average Recorded Investment	70	46
Interest Income Recognized	5	1
Impaired Financing Receivables with Related Allowance
Financing Receivable, Impaired
Recorded Investment		237
Unpaid Principal Balance		237
Related Allowance		62
Average Recorded Investment		239
Interest Income Recognized		10
Impaired Financing Receivables with Related Allowance | Real Estate | Residential
Financing Receivable, Impaired
Recorded Investment		237
Unpaid Principal Balance		237
Related Allowance		62
Average Recorded Investment		239
Interest Income Recognized		$ 10

Troubled Debt Restructuring (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract
Financing Receivable, Modifications
Number of Contracts		2
Pre-Modification Outstanding Recorded Investment		$ 531
Post-Modification Outstanding Recorded Investment		571
Number of Contracts	1
Recorded Investment	68
Real Estate
Financing Receivable, Modifications
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	66
Post-Modification Outstanding Recorded Investment	72
Real Estate | Commercial Portfolio Segment
Financing Receivable, Modifications
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	66
Post-Modification Outstanding Recorded Investment	72
Number of Contracts	1
Recorded Investment	68
Real Estate | Residential
Financing Receivable, Modifications
Number of Contracts		2
Pre-Modification Outstanding Recorded Investment		531
Post-Modification Outstanding Recorded Investment		$ 571

Aggregate Changes in Valuation Allowance for Mortgage Servicing Rights (Detail) (Mortgage Servicing Rights, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Mortgage Servicing Rights
Valuation Allowance for Impairment of Recognized Servicing Assets [Line Items]
Balance, beginning of year	$ 5
Additions	41	5
Reductions	(37)
Balance, end of year	$ 9	$ 5

Premises and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Leasehold improvements	$ 1,290	$ 1,255
Furniture and equipment	2,284	2,576
Property, Plant and Equipment, Gross, Total	3,574	3,831
Accumulated depreciation and amortization	(2,750)	(3,152)
Premises and equipment, net	$ 824	$ 679

Deposits - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Deposit Amount of one depositor
Deposits [Line Items]
Time deposit accounts in denominations of $100,000 or more	$ 31,331,000	$ 34,601,000
Total deposits	$ 340,409,000	$ 344,777,000	$ 23,822,000
Concentration risk percentage			7.00%

Time Deposits Scheduled Maturities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Time Deposits [Line Items]
2013	$ 46,227
2014	11,270
2015	8,300
2016	2,682
2017	3,992
Total	$ 72,471	$ 76,681

Federal Home Loan Bank Advances - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Line of credit with the FHLB	$ 1,525,000	$ 1,525,000

Components of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal	$ 541	$ (414)
State	2	2
Current Income Tax Expense (Benefit), Total	543	(412)
Deferred:
Federal	164	513
State		315
Deferred income tax expense	164	828
Total income tax expense	$ 707	$ 416

Differences Between Statutory Federal Income Tax Rate and Effective Tax Rates (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Statutory Tax Rate [Line Items]
Federal income tax at statutory rate	34.00%	34.00%
Increase (decrease) in tax resulting from:
Tax-exempt income	(9.20%)	(17.10%)
Other	0.90%	(1.30%)
State tax expense, net of federal tax benefit	0.00%	15.80%
Effective tax rates	25.70%	31.40%

Gross Deferred Tax Assets and Gross Deferred Tax Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Allowance for loan losses	$ 753	$ 725
Deferred compensation	181	125
Impairment of operating lease	39	54
Writedown of securities	4
Restricted stock awards	12
Other	57	46
Alternative minimum tax carryforward	368	116
Gross deferred tax assets	1,414	1,066
Deferred tax liabilities:
Depreciation	(131)	(21)
Deferred loan costs/fees	(286)	(164)
Mortgage servicing rights	(280)
Net unrealized holdings gain on available-for-sale securities	(581)	(369)
Gross deferred tax liabilities	(1,278)	(554)
Net deferred tax asset	$ 136	$ 512

Income Tax Expense - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Income Taxes [Line Items]
Non-recurring charges incurred in establishing the PIC	$ 315,000

Minimum Rental due in Future Periods (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule of Operating Leases [Line Items]
2013	$ 729
2014	853
2015	759
2016	533
2017	496
Thereafter	1,419
Total	$ 4,789

Commitments and Contingent Liabilities - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Nov. 30, 2008	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Line Items]
Total rental expense		$ 564,000	$ 577,000
Data processing servicer agreement, initial term	5 years
Data processing servicer agreement, automatic extension period	3 years

Assets Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available for Sale Securities	$ 91,820	$ 56,859
Significant Other Observable Inputs Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available for Sale Securities	91,820
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available for Sale Securities	91,820	56,859
Fair Value, Measurements, Recurring | Debt securities issued by U.S. government corporations & agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available for Sale Securities	30,835	12,542
Fair Value, Measurements, Recurring | Obligations of states and municipalities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available for Sale Securities	14,551	13,613
Fair Value, Measurements, Recurring | Corporate Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available for Sale Securities	2,053	2,484
Fair Value, Measurements, Recurring | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available for Sale Securities	43,257	26,867
Fair Value, Measurements, Recurring | SBA loan pool
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available for Sale Securities	1,124	1,353
Fair Value, Measurements, Recurring | Significant Other Observable Inputs Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available for Sale Securities	91,820	56,859
Fair Value, Measurements, Recurring | Significant Other Observable Inputs Level 2 | Debt securities issued by U.S. government corporations & agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available for Sale Securities	30,835	12,542
Fair Value, Measurements, Recurring | Significant Other Observable Inputs Level 2 | Obligations of states and municipalities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available for Sale Securities	14,551	13,613
Fair Value, Measurements, Recurring | Significant Other Observable Inputs Level 2 | Corporate Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available for Sale Securities	2,053	2,484
Fair Value, Measurements, Recurring | Significant Other Observable Inputs Level 2 | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available for Sale Securities	43,257	26,867
Fair Value, Measurements, Recurring | Significant Other Observable Inputs Level 2 | SBA loan pool
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available for Sale Securities	$ 1,124	$ 1,353

Assets Measured at Fair Value on Nonrecurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Loans Receivable	$ 239,465	$ 220,659
Significant Unobservable Inputs Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Loans Receivable	239,465
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Loans Receivable	213	175
Fair Value, Measurements, Nonrecurring | Real Estate Acquired in Satisfaction of Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Loans Receivable	213
Fair Value, Measurements, Nonrecurring | Impaired Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Loans Receivable		175
Fair Value, Measurements, Nonrecurring | Significant Unobservable Inputs Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Loans Receivable	213	175
Fair Value, Measurements, Nonrecurring | Significant Unobservable Inputs Level 3 | Real Estate Acquired in Satisfaction of Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Loans Receivable	213
Fair Value, Measurements, Nonrecurring | Significant Unobservable Inputs Level 3 | Impaired Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Loans Receivable		$ 175

Estimated Fair Values of Financial Instruments Held or Issued for Purposes Other Than Trading (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial assets:
Cash and cash equivalents	$ 34,100	$ 91,880
Interest-bearing time deposits with other banks	3,892	4,899
Available-for-sale securities	91,820	56,859
Federal Home Loan Bank stock	589	660
Loans, net	239,465	220,659
Accrued interest receivable	1,019	964
Financial liabilities:
Deposits	340,857	345,515
Securities sold under agreements to repurchase	3,569	3,548
Carrying Value
Financial assets:
Cash and cash equivalents	34,100	91,880
Interest-bearing time deposits with other banks	3,789	4,728
Available-for-sale securities	91,820	56,859
Federal Home Loan Bank stock	589	660
Loans, net	233,290	214,084
Accrued interest receivable	1,019	964
Financial liabilities:
Deposits	340,409	344,777
Securities sold under agreements to repurchase	3,569	3,548
Quoted Prices in Active Markets for Identical Assets Level 1
Financial assets:
Cash and cash equivalents	34,100
Federal Home Loan Bank stock	589
Accrued interest receivable	1,019
Significant Other Observable Inputs Level 2
Financial assets:
Interest-bearing time deposits with other banks	3,892
Available-for-sale securities	91,820
Financial liabilities:
Deposits	340,857
Securities sold under agreements to repurchase	3,569
Significant Unobservable Inputs Level 3
Financial assets:
Loans, net	$ 239,465

Financial Instruments - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Credit Derivatives [Line Items]
Maximum potential obligation under financial and standby letters of credit	$ 175,000	$ 292,000

Notional Amounts of Financial Instrument Liabilities with Off-Balance-Sheet Credit Risk (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable
Notional amounts of financial instrument liabilities with off-balance-sheet credit risk	$ 60,033	$ 42,382
Commitments to originate loans
Accounts, Notes, Loans and Financing Receivable
Notional amounts of financial instrument liabilities with off-balance-sheet credit risk	13,459	4,571
Standby letters of credit
Accounts, Notes, Loans and Financing Receivable
Notional amounts of financial instrument liabilities with off-balance-sheet credit risk	175	292
Unadvanced Funds on Existing Loans | Construction and land development
Accounts, Notes, Loans and Financing Receivable
Notional amounts of financial instrument liabilities with off-balance-sheet credit risk	1,778	70
Unadvanced Funds on Existing Loans | Commercial Financial and Agricultural
Accounts, Notes, Loans and Financing Receivable
Notional amounts of financial instrument liabilities with off-balance-sheet credit risk	11,383	8,059
Unadvanced Funds on Existing Loans | Consumer
Accounts, Notes, Loans and Financing Receivable
Notional amounts of financial instrument liabilities with off-balance-sheet credit risk	688	674
Unadvanced Funds on Existing Loans | Home Equity
Accounts, Notes, Loans and Financing Receivable
Notional amounts of financial instrument liabilities with off-balance-sheet credit risk	$ 32,550	$ 28,716

Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Loan receivable from related parties	$ 3,944,000
Loans to related parties, principal payments	2,290,000
Loans to related parties, advances	1,427,000
Deposits from related parties	4,669,000	813,000
Related party transaction, payment for rent	64,000	61,000
Related party transaction, rent expense	$ 43,000	$ 45,000

Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other Comprehensive Income (Loss) [Line Items]
Net unrealized holding gains on available-for-sale securities	$ 736	$ 1,105
Reclassification adjustment for realized gains in net income	(113)	(445)
Other comprehensive income before income tax effect	623	660
Income tax expense	(212)	(203)
Other comprehensive income, net of tax	$ 411	$ 457

Accumulated Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized gain on securities available-for-sale, net of tax	$ 1,128	$ 717
Total accumulated other comprehensive income	$ 1,128	$ 717

Bank Actual Capital Amounts and Ratios (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (to Risk Weighted Assets)	$ 30,637	$ 28,390
Tier 1 Capital (to Risk Weighted Assets)	28,043	25,932
Tier 1 Capital (to Average Assets)	28,043	25,932
Total Capital (to Risk Weighted Assets)	14.68%	14.44%
Tier 1 Capital (to Risk Weighted Assets)	13.44%	13.19%
Tier 1 Capital (to Average Assets)	7.73%	7.46%
Total Capital (to Risk Weighted Assets)	16,694	15,731
Tier 1 Capital (to Risk Weighted Assets)	8,347	7,865
Tier 1 Capital (to Average Assets)	14,520	13,896
Total Capital (to Risk Weighted Assets)	20,868	19,664
Tier 1 Capital (to Risk Weighted Assets)	12,521	11,798
Tier 1 Capital (to Average Assets)	$ 18,150	$ 17,370
Minimum
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (to Risk Weighted Assets)	8.00%	8.00%
Tier 1 Capital (to Risk Weighted Assets)	4.00%	4.00%
Tier 1 Capital (to Average Assets)	4.00%	4.00%
Total Capital (to Risk Weighted Assets)	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets)	6.00%	6.00%
Tier 1 Capital (to Average Assets)	5.00%	5.00%

Regulatory Matter - Additional Information (Detail) (Maximum, USD $)	Dec. 31, 2012
Maximum
Regulatory Matters [Line Items]
Maximum dividend that can be declared	$ 3,365,000

Employee Benefits - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Age	Dec. 31, 2011
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
401(k) savings and retirement plan, eligibility age	21
401(k) savings and retirement plan, required service period for eligibility	90 days
401(k) savings and retirement plan, expense	$ 105	$ 92
Supplemental Executive Retirement Agreements, total liability	533	368
Supplemental Executive Retirement Agreements, expenses	170	147
Supplemental Executive Retirement Agreements, benefits paid	$ 5	$ 5
Employment agreements, Executive Officers required service period	2 years

Stock Based Compensation Plans - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award
Stock option , expiry period	10 years
Stock based compensation	$ 82	$ 29
Number of shares vested during year
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award
Stock granted, shares	10,570	11,620
Stock granted, value	251	235
Stock granted, value per share	$ 23.75	$ 20.22
Stock granted, vesting period	3 years
Stock based compensation	82	29
Recognized tax benefit related to stock based compensation	28	10
Unrecognized share based compensation	$ 367
Unrecognized share based compensation weighted average period of recognition	2 years 6 months
Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Incentive Stock Options, exercise price as a percentage of fair market value of common stock on date of grant	100.00%
Stock Incentive Plan 1998
Share-based Compensation Arrangement by Share-based Payment Award
Stock Plan, shares authorized for grant	142,000
Stock Incentive Plan 2011
Share-based Compensation Arrangement by Share-based Payment Award
Stock Plan, shares authorized for grant	100,000

Status of Restricted Stock Awards and Changes During Years (Detail) (Restricted Stock, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock
Fixed Options
Non-vested restricted stock awards at beginning of year	11,206
Restricted shares granted	10,570	11,620
Shares vested	(3,734)
Forfeited		(414)
Non-vested restricted stock awards at end of year	18,042	11,206
Fixed Options
Non-vested restricted stock awards at beginning of year	$ 23.75
Restricted shares granted	$ 20.22	$ 23.75
Shares vested	$ 23.75
Forfeited		$ 23.75
Non-vested restricted stock awards at end of year	$ 20.33	$ 23.75

Equity Plans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Number of Shares
Outstanding at beginning of year	32,811	49,875
Granted
Exercised
Forfeited	(1,311)	(17,064)
Outstanding at end of year	31,500	32,811
Options exercisable at year-end	31,500	32,811
Weighted-average fair value of options granted during the year
Weighted-Average Exercise Price per Share
Outstanding at beginning of year	$ 30.07	$ 30.21
Granted
Exercised
Forfeited	$ 15.65	$ 30.48
Outstanding at end of year	$ 30.67	$ 30.07
Options exercisable at year-end	$ 30.67	$ 30.07

Fixed Stock Option Outstanding (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Exercise Price 1
Share-based Compensation Arrangement by Share-based Payment Award
Exercise Price	$ 31.5
Number Outstanding	21,000
Weighted-Average Remaining Contractual Life	2 years 11 months 19 days
Number Exercisable	21,000
Exercise Price	$ 31.5
Exercise Price 2
Share-based Compensation Arrangement by Share-based Payment Award
Exercise Price	$ 29
Number Outstanding	10,500
Weighted-Average Remaining Contractual Life	3 years 5 months 23 days
Number Exercisable	10,500
Exercise Price	$ 29
Exercise Price 3
Share-based Compensation Arrangement by Share-based Payment Award
Exercise Price	$ 30.67
Number Outstanding	31,500
Weighted-Average Remaining Contractual Life	3 years 1 month 21 days
Number Exercisable	31,500
Exercise Price	$ 30.67

Earnings Per Common Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Basic earnings per share computation:
Net income	$ 2,044	$ 910
Preferred stock net accretion	(12)	(135)
Cumulative preferred stock dividends	(134)	(225)
Net income available to common shareholders	1,898	550
Weighted average shares outstanding, basic	867,087	864,986
Basic earnings per share	$ 2.19	$ 0.64
Diluted earnings per share computation:
Net income	2,044	910
Preferred stock net accretion	(12)	(135)
Cumulative preferred stock dividends	(134)	(225)
Net income available to common shareholders	$ 1,898	$ 550
Weighted average shares outstanding, before dilution	867,087	864,986
Dilutive potential shares	5,119	4,550
Weighted average shares outstanding, assuming dilution	872,206	869,536
Diluted earnings per share	$ 2.18	$ 0.63

Preferred Stock - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended				12 Months Ended		1 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended		12 Months Ended
	Mar. 27, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009	Aug. 11, 2011	Dec. 31, 2011 Series A Preferred Stock	Mar. 27, 2009 Series A Preferred Stock	Mar. 27, 2009 Series B Preferred Stock	Dec. 31, 2011 Series B Preferred Stock	Dec. 31, 2009 Series B Preferred Stock	Dec. 31, 2011 Series And B Preferred Stock	Dec. 31, 2009 Series And B Preferred Stock	Dec. 31, 2009 There After Series A Preferred Stock	Dec. 31, 2009 First Five Years Series A Preferred Stock	Aug. 31, 2011 SBLF Preferred Stock	Dec. 31, 2012 SBLF Preferred Stock	Aug. 11, 2011 SBLF Preferred Stock	Dec. 31, 2012 SBLF Preferred Stock First Quarter	Dec. 31, 2012 SBLF Preferred Stock Second Through Ninth Quarter Minimum	Dec. 31, 2012 SBLF Preferred Stock Second Through Ninth Quarter Maximum	Dec. 31, 2012 SBLF Preferred Stock Tenth Quarter Through Four and One Half Years Minimum	Dec. 31, 2012 SBLF Preferred Stock Tenth Quarter Through Four and One Half Years Maximum	Dec. 31, 2012 SBLF Preferred Stock There After
Class of Stock [Line Items]
Preferred stock, shares issued							4,000
Preferred stock, no par
Preferred stock, liquidation value							$ 1,000	$ 1,000									$ 1,000
Preferred stock, value							$ 4,000
Preferred stock to purchase by warrant								200.002
Exercise price of warrant								0.01
Terms of warrant										10 years
Cashless exercise of warrants										200
Redemption of preferred stock - Series A and B			4,200								4,200
Cumulative dividend rate per 360-day year										9.00%			9.00%	5.00%				1.00%	1.00%	5.00%	1.00%	7.00%	9.00%
Proceeds received from the U.S. Treasury Department to Preferred Stock			9,000	4,000
Preferred stock redeemed period												5 years
Discount rate assumed in allocation of proceeds												12.00%
Preferred stock accreted period	5 years
Preferred stock, redemption amount							4,000	200
Aggregate accretion from (to) retained earnings						150			(20)
Preferred Stock Amortized Period								5 years
Stock issued, shares															9,000
Stock issued, total purchase price															9,000
Fund established under Small Business Jobs Act of 2010					30,000,000
Assets of qualified community banks under Small Business Jobs Act of 2010					10,000,000
Quarterly lending incentive fee		0.50%
Preferred stock, redemption price																100.00%
Tier 1 Dividend Threshold reduction for each one percent increase in QSBL		10.00%
Proceeds from sale of Preferred Stock used to redeem preferred stock - Series A and B																$ 4,252

Allocation of Proceeds (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009
Preferred Stock [Line Items]
Proceeds received from the Treasury Department	$ 9,000	$ 4,000
Series A Preferred Stock
Preferred Stock [Line Items]
Proceeds received from the Treasury Department		3,770
Series B Preferred Stock
Preferred Stock [Line Items]
Proceeds received from the Treasury Department		$ 230